U.S. SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  /x/


                  Pre-Effective Amendment No.
                                                ---
                  Post-Effective Amendment No.   4
                                                ---

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          /x/

                  Amendment No.   6
                                 ---

                        (Check appropriate box or boxes)

                          PROFIT FUNDS INVESTMENT TRUST

               (Exact Name of Registrant as Specified in Charter)

                         8720 Georgia Avenue, Suite 808
                          Silver Spring, Maryland 20910
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (703) 506-9400

                                Eugene A. Profit
                          Investor Resources Group, LLC
                         8720 Georgia Avenue, Suite 808
                          Silver Spring, Maryland 20910
                     (Name and Address of Agent for Service)

                                   Copies to:

                              David M. Leahy, Esq.
                            Sullivan & Worcester, LLP
                      1025 Connecticut Avenue NW/Suite 1000
                             Washington, D.C. 20036

It is proposed that this filing will become effective:


/X/ immediately upon filing pursuant to Rule 485(b)
/ / on (date) pursuant to Rule 485(b)
/ / 60 days after filing pursuant to Rule 485(a)
/ / on (date) pursuant to Rule 485(a)

                          PROFIT FUNDS INVESTMENT TRUST

                              CROSS REFERENCE SHEET
                             PURSUANT TO RULE 481(A)
                        UNDER THE SECURITIES ACT OF 1933
                        --------------------------------

PART A
------

Item No.  Registration Statement Caption            Caption in Prospectus
--------  ------------------------------            ---------------------

1.        Cover Page                                Cover Page

2.        Synopsis                                  Expense Information

3.        Condensed Financial Information           Financial Highlights;
                                                    Performance Information

4.        General Description of Registrant         Investment Objective,
                                                    Investment Policies and Risk
                                                    Considerations; Operation of
                                                    of the Fund

5.        Management of the Fund                    Operation of the Fund;
                                                    Financial Highlights

6.        Capital Stock and Other                   Cover Page; Operation of the
          Securities                                Fund; Dividends and
                                                    Distributions; Taxes

7.        Purchase of Securities Being Offered      How to Purchase Shares;
                                                    Shareholder Services;
                                                    Calculation of Share Price;
                                                    and Public Offering
                                                    Price; Distribution Plan;
                                                    Application

8.        Redemption or Repurchase                  How to Redeem Shares;
                                                    Shareholder Services

9.        Pending Legal Proceedings                 Inapplicable

PART B
------
                                                    Caption in Statement
                                                    of Additional
Item No.  Registration Statement Caption            Information
--------  ------------------------------            -----------

10.       Cover Page                                Cover Page

11.       Table of Contents                         Table of Contents

12.       General Information and History           The Trust

13.       Investment Objectives and Policies        Definitions, Policies and
                                                    Risk Considerations; Quality
                                                    Rating of Corporate Bonds
                                                    and Preferred Stocks;
                                                    Investment Limitations;
                                                    Securities Transactions;
                                                    Portfolio Turnover

14.       Management of the Fund                    Trustees and Officers

15.       Control Persons and Principal             Principal Security Holders
          Holders of Securities

16.       Investment Advisory and Other Services    The Investment Adviser;
                                                    Distribution Plan;
                                                    Custodian; Auditors;
                                                    Legal Counsel; Countrywide
                                                    Fund Services, Inc.

17.       Brokerage Allocation and Other            Securities Transactions;
          Practices                                 Portfolio Turnover

18.       Capital Stock and Other Securities        The Trust

19.       Purchase, Redemption and Pricing of       Calculation of Share Price
          Securities Being Offered                  and Public Offering Price;
                                                    Other Purchase Information;
                                                    Redemption in Kind

20.       Tax Status                                Taxes

21.       Underwriters                              The Distributor

22.       Calculation of Performance Data           Historical Performance
                                                    Information

23.       Financial Statements                      Financial Statements

PART C
------

     The information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                                                                      PROSPECTUS
                                                               November 30, 1998

                          PROFIT FUNDS INVESTMENT TRUST
                         8720 GEORGIA AVENUE, SUITE 808
                          SILVER SPRING, MARYLAND 20910
                                  301-650-0059

                                PROFIT VALUE FUND

     The Profit Value Fund (the "Fund"), a separate series of Profit Funds Investment Trust, seeks to provide investors with a high long-term total return, consistent with the preservation of capital and maintenance of liquidity, by investing primarily in the common stock of established, larger capitalization companies (i.e., companies having a market capitalization exceeding $1 billion). Dividend income is only an incidental consideration to the Fund's investment objective.

     Investor Resources Group, LLC (the "Adviser") serves as the investment adviser to the Fund and manages the Fund's investments.


     The name "PROFIT" is derived from the name of the founder and principal shareholder of the Adviser, Eugene A. Profit, and is not intended as an indication of the investment objective and policies of the Fund.


     This Prospectus sets forth concisely the information about the Fund that you should know before investing. Please retain this Prospectus for future reference. A Statement of Additional Information dated November 30, 1998 has been filed with the Securities and Exchange Commission and is hereby incorporated by reference in its entirety. A copy of the Statement of Additional Information may be obtained at no charge by calling the toll-free number listed below.

--------------------------------------------------------------------------------
For Information or Assistance in Opening An Account,
Please Call: Nationwide (Toll-Free). . . . . . 888-744-2337
--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

Expense Information..........................................................
Financial Highlights.........................................................
Investment Objective, Investment Policies
     and Risk Considerations.................................................
How to Purchase Shares ......................................................
Shareholder Services ........................................................
How to Redeem Shares ........................................................
Dividends and Distributions .................................................
Taxes .......................................................................
Operation of the Fund .......................................................
Distribution Plan ...........................................................
Calculation of Share Price and Public Offering Price ........................
Performance Information .....................................................

EXPENSE INFORMATION
-------------------

Shareholder Transaction Expenses
--------------------------------


     Maximum Sales Load Imposed on Purchases
         (as a percentage of offering price)........................     4%
     Maximum Contingent Deferred Sales Load
         (as a percentage of original purchase price)...............  None*
     Sales Load Imposed on Reinvested Dividends.....................  None
     Redemption Fee.................................................  None**


* Purchases at net asset value of amounts totaling $1 million or more may be subject to a contingent deferred sales load of 1% if a redemption occurred within 12 months of purchase and a commission was paid by the Adviser to a participating unaffiliated dealer.

** A wire transfer fee is charged in the case of redemptions made by wire. Such fee is subject to change and is currently $8. See "How to Redeem Shares."


Annual Fund Operating Expenses (as a percentage of average net assets)
------------------------------
     Management Fees After Waivers.................................  .00%(A)
     12b-1 Fees ...................................................  .06%(B)
     Other Expenses After Reimbursements........................... 1.89%(C)
                                                                    -----
     Total Fund Operating Expenses After Waivers
          and Reimbursements....................................... 1.95%(C)
                                                                    =====

(A)  Absent waivers of management fees, such fees would have been 1.25%.

(B) The Fund may incur 12b-1 fees of up to .25% per annum. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales loads permitted by the National Association of Securities Dealers, Inc.

(C) The Adviser currently intends to waive management fees and reimburse the Fund for expenses incurred to the extent necessary to enable the Fund to maintain total Fund operating expenses at a maximum level of 1.95%. Absent such waivers and reimbursements, Other Expenses would have been 7.48% and Total Fund Operating Expenses would have been 8.79%. The waiver and reimbursement described above may be terminated at any time and without notice.


     The purpose of this table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The percentages expressing annual fund operating expenses are based on amounts incurred during the most recent fiscal year. THE EXAMPLE BELOW SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

Example
-------

     You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                          1 Year            $ 59
                          3 Years             99
                          5 Years            141
                         10 Years            258

FINANCIAL HIGHLIGHTS
--------------------

     The following information, which has been audited by PricewaterhouseCoopers LLP, is an integral part of the audited financial statements and should be read in conjunction with the financial statements. The financial statements as of September 30, 1998 and related auditors' report appear in the Statement of Additional Information of the Fund, which can be obtained by shareholders at no charge by calling Countrywide Fund Services, Inc. (Nationwide call toll-free 888-744-2337) or by writing to the Fund at the address on the front of this Prospectus.

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                               Year Ended          Period Ended
                                           September 30, 1998   September 30, 1997(a)
                                           ------------------   ---------------------

Net asset value at beginning of period         $   12.88             $   10.00
                                               ---------             ---------
Income (loss) from investment operations:
  Net investment income (loss)                     (0.02)                 0.07
  Net realized and unrealized
         gains (loses) on investments              (0.06)                 2.81
                                               ---------             ---------
Total from investment operations                   (0.08)                 2.88
                                               ---------             ---------
Less distributions:
  Dividends from net investment income             (0.09)                   --
  Distribution from net realized gains             (0.05)                   --
                                               ---------             ---------
Total distributions                                (0.14)                   --
                                               ---------             ---------

Net asset value at end of period               $   12.66             $   12.88
                                               =========             =========
RATIOS AND SUPPLEMENTAL DATA:

Total return                                      (0.57%)               28.80%(c)
                                               =========             =========

Net assets at end of period (000's)            $   2,016             $   2,010
                                               =========             =========

Ratio of expenses to average net assets(b)         1.95%                 1.95%(d)

Ratio of net investment income (loss) to
  average net assets                              (0.18%)                1.19%(d)

Portfolio turnover rate                             101%                   10%(d)

------------------------------------------------

(a) Represents the period from the initial public offering of shares (November 15, 1996) through September 30, 1997

(b) Absent fee waivers and expense reimbursement by the Adviser, the ratio of expenses to average net assets would have been 8.79% and 18.57%(d) for the periods ended September 30, 1998 and 1997, respectively.

(c)  Not annualized.

(d)  Annualized.

INVESTMENT OBJECTIVE, INVESTMENT POLICIES AND RISK CONSIDERATIONS
-----------------------------------------------------------------

     The  investment  objective  of the Fund is to seek a high  long-term  total return, consistent with the preservation of capital and maintenance of liquidity, by investing primarily in the common stock of established, larger capitalization companies (i.e., companies having a market capitalization exceeding $1 billion). At least 65% of the Fund's total assets will be invested in equity securities, which include common stock, preferred stock and bonds convertible into common stock, and warrants and rights for the purchase of common stock. Dividend income is only an incidental consideration to the Fund's investment objective. The Fund is not intended to be a complete investment program for any investor, and there is no assurance that its investment objective can be achieved.

     The Fund's investment objective may be changed by the Board of Trustees without shareholder approval, but only after notification has been given to shareholders and after this Prospectus has been revised accordingly. If there is a change in the Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. Unless otherwise indicated, all investment practices and limitations of the Fund are nonfundamental policies which may be changed by the Board of Trustees without shareholder approval.

     The Fund's investment strategy is designed to fully participate in rising equity markets while limiting, as much as possible, the downside volatility which can accompany equity investing. The Adviser uses a disciplined, value-oriented process in order to select stocks generally having the following characteristics:

     o    low price/earnings ratios
     o    strong balance sheet ratios
     o    high and/or stable dividend yields
     o    low price/book ratios

     The Fund will invest primarily in the common stocks of established, larger capitalization companies (i.e., companies having a market capitalization exceeding $1 billion). The Adviser believes these stocks enjoy low expectations from investors in general and are undervalued. As a result, in the Adviser's opinion, average "earnings" performance by such companies can result in superior stock performance, and disappointing "earnings" should result in minimal negative stock performance.

     Investments in common stock and other types of equity securities (such as preferred stock, convertible securities and warrants) are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Adviser. As a result, the return and net asset value of the Fund will fluctuate.

     The Fund will invest primarily in domestic securities, although it may invest in foreign companies through the purchase of sponsored American Depository Receipts (certificates of ownership issued by an American bank or trust company as a convenience to investors in lieu of the underlying shares which it holds in custody) or other securities of foreign issuers that are publicly traded in the United States. When selecting foreign investments, the Adviser will seek to invest in securities that have investment characteristics and qualities comparable to the kinds of domestic securities in which the Fund invests. Foreign investments may be subject to special risks, including future political and economic developments and the possibility of seizure or nationalization of companies, imposition of withholding taxes on income, establishment of exchange controls or adoption of other restrictions that might affect an investment adversely.

     The Fund expects to invest primarily in securities currently paying dividends, although it may buy securities that are not paying dividends but offer prospects for growth of capital or future income. Although the Fund invests primarily in common stock, the Fund may also invest in securities convertible into common stock (such as convertible bonds, convertible preferred stock and warrants). The Fund may invest in convertible preferred stock and convertible bonds which are rated at the time of purchase in the four highest rating categories assigned by Moody's Investors Service, Inc. (Aaa, Aa, A or
Baa) or Standard & Poor's Ratings Group (AAA, AA, A or BBB) or unrated securities determined by the Adviser to be of comparable quality. Preferred stock and bonds rated Baa or BBB have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to pay principal and interest or to pay the preferred stock obligations than is the case with higher grade securities. Subsequent to its purchase by the Fund, a security's rating may be reduced below Baa or BBB and the Adviser will sell such security, subject to market conditions and the Adviser's assessment of the most opportune time for sale. The Fund does not intend to hold more than 5% of its net assets in securities rated Baa (or BBB) or lower, or, if unrated, which the Adviser determines to be of comparable quality.

     When the Adviser believes substantial price risks exist for common stocks and securities convertible into common stock because of uncertainties in the investment outlook, or when in the judgment of the Adviser it is otherwise warranted in selling to manage the Fund's portfolio, the Fund may temporarily hold for defensive purposes all or a portion of its assets in short-term obligations such as bank debt instruments (certificates of deposit, bankers' acceptances and time deposits), commercial paper, shares of money market investment companies, U.S. Government obligations having a maturity of less than one year or repurchase agreements. Investments in commercial paper for temporary defensive purposes will be limited to commercial paper rated A-2 or better by Standard & Poor's Ratings Group or Prime-2 or better by Moody's Investors Services, Inc. The Fund may invest up to 10% of its total assets in shares of money market investment companies. Investments by the Fund in shares of money market investment companies may result in duplication of advisory, administrative and distribution fees. The Fund will not invest more than 5% of its total assets in securities of any single investment company and will not purchase more than 3% of the outstanding voting securities of any investment company.

     The Fund may also engage in the following investment techniques, each of which may involve certain risks:

     WARRANTS AND RIGHTS. Warrants are options to purchase equity securities at a specified price and are valid for a specific time period. Rights are similar to warrants, but normally have a shorter duration and are distributed by the issuer to its shareholders. The Fund may purchase warrants and rights, provided that the Fund does not invest more than 5% of its net assets at the time of purchase in warrants and rights other than those that have been acquired in units or attached to other securities. Of such 5%, no more than 2% of the Fund's assets at the time of purchase may be invested in warrants which are not listed on either the New York Stock Exchange or the American Stock Exchange.

     OPTIONS. The Fund may write (sell) covered call and covered put options on equity securities that are eligible for purchase by the Fund. Call options written by the Fund give the holder the right to buy the underlying securities from the Fund at a stated exercise price; put options give the holder the right to sell the underlying security to the Fund. These options are covered by the Fund because, in the case of call options, it will own the underlying securities as long as the option is outstanding or because, in the case of put options, it will maintain a segregated account of cash or liquid securities which can be liquidated promptly to satisfy any obligation of the Fund to purchase the underlying securities. The Fund may also write straddles (combinations of puts and calls on the same underlying security). The Fund will receive a premium from writing a put or call option, which increases the Fund's return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option and the remaining term of the option. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

     The Fund may purchase put and call options written by others to attempt to provide protection against the adverse effects of anticipated changes in the prices of such securities. By using put and call options in this manner, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the option and by transaction costs.

     The purchaser of an option risks a total loss of the premium paid for the option if the price of the underlying security does not increase or decrease sufficiently to justify exercise. The seller of an option, on the other hand, will recognize the premium as income if the option expires unrecognized and may be required to pay a price in excess of current market value in the case of a put option.

     The Fund may purchase and sell options listed on an exchange or in the over-the-counter market. The Fund's ability to terminate options positions established in the over-the-counter market may be more limited than in the case of exchange-traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Fund. The Fund will not purchase any option, which in the opinion of the Adviser, is illiquid if, as a result thereof, more than 15% of the Fund's net assets would be invested in illiquid securities.

     LENDING PORTFOLIO SECURITIES. The Fund may, from time to time, lend securities on a short-term basis (i.e. for up to seven days) to banks, brokers and dealers and receive as collateral cash, U.S. Government obligations or irrevocable bank letters of credit (or any combination thereof), which collateral will be required to be maintained at all times in an amount equal to at least 100% of the current value of the loaned securities plus accrued interest. Although the Fund has the ability to make loans of all of its portfolio securities, it is the present intention of the Fund, which may be changed without shareholder approval, that such loans will not be made with respect to the Fund if as a result the aggregate of all outstanding loans exceeds one-third of the value of the Fund's total assets. Securities lending will afford the Fund the opportunity to earn additional income because the Fund will continue to be entitled to the interest payable on the loaned securities and also will either receive as income all or a portion of the interest on the investment of any cash loan collateral or, in the case of collateral other than cash, a fee negotiated with the borrower. Such loans will be terminable at any time. Loans of securities involve risks of delay in receiving additional collateral or in recovering the securities lent or even loss of rights in the collateral in the event of the insolvency of the borrower of the securities. The Fund will have the right to regain record ownership of loaned securities in order to exercise beneficial rights. The Fund may pay reasonable fees in connection with arranging such loans.

     BORROWING AND PLEDGING. The Fund may borrow money from banks, provided that immediately after such borrowing, there is an asset coverage of at least 300% for all borrowings of the Fund. The Fund may pledge assets in connection with borrowings but will not pledge more than one-third of its total assets. Borrowing magnifies the potential for gain or loss on the portfolio securities of the Fund and, therefore, if employed, increases the possibility of fluctuation in the Fund's net asset value. This is the speculative factor known as leverage. The Fund's policies on borrowing and pledging are fundamental policies which may not be changed without the affirmative vote of a majority of its outstanding shares. It is the Fund's present intention, which may be changed by the Board of Trustees without shareholder approval, to borrow only for emergency or extraordinary purposes and not for leverage.

     PORTFOLIO TURNOVER. The Fund does not intend to use short-term trading as a primary means of achieving its investment objective. However, the Fund's rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when portfolio changes are deemed necessary or appropriate by the Adviser. Although the annual portfolio turnover rate of the Fund cannot be accurately predicted, it is not expected to exceed 100%, but may be either higher or lower. High turnover may require the payment of correspondingly greater commission expenses and transaction costs and may result in the Fund recognizing greater amounts of income and capital gains, which would increase the amount of income and capital gains which the Fund must distribute to its shareholders in order to maintain its status as a regulated investment company and to avoid the imposition of federal income or excise taxes. (See discussion under "Taxes").

     REPURCHASE AGREEMENTS. Repurchase agreements are transactions by which the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon time and price, thereby determining the yield during the term of the agreement. The Fund intends to enter into repurchase agreements only with its Custodian, banks having assets in excess of $10 billion, and broker-dealers who are recognized as primary dealers in U.S. Government obligations by the Federal Reserve Bank of New York. Such agreements will be collateralized by U.S. Government obligations or other liquid high-grade debt obligations, which will be held in safekeeping in the customer-only account of the Fund's Custodian at the Federal Reserve Bank or in the Federal Reserve Book Entry System, and will be maintained at a value that equals or exceeds the value of the repurchase agreement. The Fund will not enter into a repurchase agreement not terminable within seven days if, as a result thereof, more than 15% of the value of the net assets of the Fund will be invested in such securities and other illiquid securities.

HOW TO PURCHASE SHARES
----------------------

     Your initial investment in the Fund ordinarily must be at least $2,500 ($1,000 for tax-deferred retirement plans). You may purchase additional shares through the Open Account Program described below. You may open an account and make an initial investment through securities dealers having a sales agreement with the Fund's principal underwriter, CW Fund Distributors, Inc. (the "Distributor"). You may also make a direct initial investment by sending a check and a completed account application form to Countrywide Fund Services, Inc. (the "Transfer Agent"), P.O. Box 5354, Cincinnati, Ohio 45201-5354. Checks should be made payable to the "Profit Value Fund." An account application is included in this Prospectus.

     Shares of the Fund are sold on a continuous basis at the public offering price next determined after receipt of a purchase order by the Fund. Purchase orders received by dealers prior to 4:00 p.m., Eastern time, on any business day and transmitted to the Distributor by 5:00 p.m., Eastern time, that day are confirmed at the public offering price determined as of the close of the regular session of trading on the New York Stock Exchange on that day. It is the responsibility of dealers to transmit properly completed orders so that they will be received by the Distributor by 5:00 p.m., Eastern time. Dealers may charge a fee for effecting purchase orders. Direct purchase orders received by the Transfer Agent by 4:00 p.m., Eastern time, are confirmed at that day's public offering price. Direct investments received by the Transfer Agent after 4:00 p.m., Eastern time, and orders received from dealers after 5:00 p.m., Eastern time, are confirmed at the public offering price next determined on the following business day.

     The public offering price of shares of the Fund is the next determined net asset value per share plus a sales load as shown in the following table.

                                                                    Dealer
                                         Sales Load as % of:      Reallowance
                                         -------------------        as % of
                                        Public          Net         Public
                                       Offering       Amount       Offering
Amount of Investment                     Price       Invested        Price
--------------------                    -------      --------      ---------
Less than $100,000                       4.00%         4.17%         3.60%
$100,000 but less than $250,000          3.50%         3.63%         3.30%
$250,000 but less than $500,000          2.50%         2.56%         2.30%
$500,000 but less than $1,000,000        2.00%         2.04%         1.80%
$1,000,000 or more                       None*         None*

* There is no front-end sales load on purchases of $1 million or more but a contingent deferred sales load of 1% may apply if a commission was paid by the Adviser to a participating unaffiliated dealer and the shares are redeemed within twelve months from the date of purchase.

     Under certain circumstances, the Distributor may increase or decrease the reallowance to dealers. Dealers engaged in the sale of shares of the Fund may be deemed to be underwriters under the Securities Act of 1933. The Distributor retains the entire sales load on all direct initial investments in the Fund and on all investments in accounts with no designated dealer of record.

     For initial purchases of $1,000,000 or more and subsequent purchases further increasing the size of the account, a dealer's commission of up to 1% of the purchase amount may be paid by the Adviser to participating unaffiliated dealers through whom such purchases are effected. Redemptions of shares may result in the imposition of a contingent deferred sales load if the dealer's commission described in this paragraph was paid in connection with the purchase of such shares. See "Contingent Deferred Sales Load for Certain Purchases of Shares" below.

     In addition to the compensation otherwise paid to securities dealers, the Distributor may from time to time pay from its own resources additional cash bonuses or other incentives to selected dealers in connection with the sale of shares of the Fund. On some occasions, such bonuses or incentives may be conditioned upon the sale of a specified minimum dollar amount of the shares of the Fund during a specified period of time. Such bonuses or incentives may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising, sales campaigns and other dealer-sponsored programs or events.

     OPEN ACCOUNT PROGRAM. Please direct inquiries concerning the services described in this section to the Transfer Agent at the address or numbers listed below.

     After an initial investment, all investors are considered participants in the Open Account Program. The Open Account Program helps investors make purchases of shares of the Fund over a period of years and permits the automatic reinvestment of dividends and distributions of the Fund in additional shares without a sales load.

     Under the Open Account Program, you may purchase and add shares to your account at any time either through your securities dealer or by sending a check to the Transfer Agent, P.O. Box 5354, Cincinnati, Ohio 45201-5354. The check should be made payable to the Fund.

     Under the Open Account Program, you may also purchase shares of the Fund by bank wire. Please telephone the Transfer Agent (Nationwide call toll-free 888-744-2337) for instructions. Your bank may impose a charge for sending your wire. There is presently no fee for receipt of wired funds, but the Transfer Agent reserves the right to charge shareholders for this service upon thirty days' prior notice to shareholders.

     Each additional purchase request must contain the name of your account and your account number to permit proper crediting to your account. While there is no minimum amount required for subsequent investments, the Fund reserves the right to impose such requirement. All purchases under the Open Account Program are made at the public offering price next determined after receipt of a purchase order by the Fund. If a broker-dealer received concessions for selling shares of the Fund to a current shareholder, such broker-dealer will receive the concessions described above with respect to additional investments by the shareholder.

     REDUCED  SALES LOAD.  A  "purchaser"  (defined  below) may use the Right of
Accumulation to combine the cost or current net asset value (whichever is higher) of his existing shares of the Fund with the amount of his current purchases in order to take advantage of the reduced sales loads set forth in the table above. Purchases made pursuant to a Letter of Intent may also be eligible for the reduced sales loads. The minimum initial investment under a Letter of Intent is $10,000. Shareholders should contact the Transfer Agent for information about the Right of Accumulation and Letter of Intent.

     PURCHASES AT NET ASSET VALUE. Current shareholders as of the date of this Prospectus may purchase additional shares of the Fund at net asset value.


     An investor may purchase shares of the Fund at net asset value when the payment for investment represents the proceeds from the redemption of shares of any other mutual fund which has a front-end sales load and is not distributed by the Distributor. An investment will qualify for this provision if the purchase price of the shares of the other fund included a sales load and the redemption occurred within one year of the purchase of such shares and no more than sixty days prior to the purchase of shares of the Fund. To make a purchase at net asset value pursuant to this provision, an investor must submit photocopies of the confirmations (or similar evidence) showing the purchase and redemption of shares of the other fund. Payment may be made with the redemption check representing the proceeds of the shares redeemed, endorsed to the order of the Fund. The redemption of shares of the other fund is, for federal income tax purposes, a sale on which you may realize a gain or loss. These provisions may be modified or terminated at any time. Contact your securities dealer or the Fund for further information.

     Shares of the Fund may be purchased at net asset value by pension and profit sharing plans, pension funds and other company-sponsored benefit plans that (1) have plan assets of $500,000 or more, or (2) have, at the time of purchase, 100 or more eligible participants, or (3) certify that they project to have annual plan purchases of $200,000 or more, or (4) are provided administrative services by certain third-party administrators that have entered into a special service arrangement with the Adviser relating to such plan.


     Banks, bank trust departments and savings and loan associations, in their fiduciary capacity or for their own accounts, may also purchase shares of the Fund at net asset value. To the extent permitted by regulatory authorities, a bank trust department may charge fees to clients for whose account it purchases shares at net asset value. Federal and state credit unions may also purchase shares at net asset value.

     In addition, shares of the Fund may be purchased at net asset value by broker-dealers who have a sales agreement with the Distributor, and their registered personnel and employees, including members of the immediate families of such registered personnel and employees.


     Clients of investment advisers may also purchase shares of the Fund at net asset value if their investment adviser or broker-dealer has made arrangements to permit them to do so with the Fund and the Distributor. The investment adviser must notify the Transfer Agent that an investment qualifies as a purchase at net asset value.

     Associations and affinity groups and their members may purchase shares of the Fund at net asset value provided that management of these groups or their financial adviser has made arrangements to permit them to do so with the Fund. Investors or their financial adviser must notify the Transfer Agent that an investment qualifies as a purchase at net asset value.


     Employees, officers and directors of the Fund, the Adviser or the Distributor or any affiliated company, including members of the immediate family of such individuals and employee benefit plans established by such entities, may also purchase shares of the Fund at net asset value.

     CONTINGENT DEFERRED SALES LOAD FOR CERTAIN PURCHASES OF SHARES. A contingent deferred sales load is imposed upon certain redemptions of shares of the Fund purchased at net asset value in amounts totaling $1 million or more, if the dealer's commission described above was paid by the Adviser and the shares are redeemed within twelve months from the date of purchase. The contingent deferred sales load will be paid to the Adviser and will be equal to 1% of the lesser of (1) the net asset value at the time of purchase of the shares being redeemed or (2) the net asset value of such shares at the time of redemption. In determining whether the contingent deferred sales load is payable, it is assumed that shares not subject to the contingent deferred sales load are the first redeemed followed by other shares held for the longest period of time. The contingent deferred sales load will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation. If a purchase of shares is subject to the contingent deferred sales load, the investor will be so notified on the confirmation for such purchase.

     Redemptions of such shares of the Fund held for at least 12 months will not be subject to the contingent deferred sales load. The contingent deferred sales load is currently waived for any partial or complete redemption following death or disability (as defined in the Internal Revenue Code) of a shareholder (including one who owns the shares with his or her spouse as a joint tenant with rights of survivorship) from an account in which the deceased or disabled is named. The Adviser may require documentation prior to waiver of the charge, including death certificates, physicians' certificates, etc.

     ADDITIONAL INFORMATION. For purposes of determining the initial investment requirements and the applicable sales load and for purposes of the Letter of Intent and Right of Accumulation privileges, a purchaser includes an individual, his spouse and their children under the age of 21, purchasing shares for his or their own account; or a trustee or other fiduciary purchasing shares for a single fiduciary account although more than one beneficiary is involved; or employees of a common employer, provided that economies of scale are realized through remittances from a single source and quarterly confirmation of such purchases; or an organized group, provided that the purchases are made through a central administration, or a single dealer, or by other means which result in economy of sales effort or expense. Contact the Transfer Agent for additional information concerning purchases at net asset value or at reduced sales loads.

     The Fund mails you confirmations of all purchases or redemptions of Fund shares. Certificates representing shares are not issued. The Fund and the Distributor reserve the rights to limit the amount of investments and to refuse to sell to any person.

     Investors should be aware that the Fund's account application contains provisions in favor of the Fund, the Transfer Agent and certain of their affiliates, excluding such entities from certain liabilities (including, among others, losses resulting from unauthorized shareholder transactions) relating to the various services made available to investors.

     Should an order to purchase shares be canceled because your check does not clear, you will be responsible for any resulting losses or fees incurred by the Fund or the Transfer Agent in the transaction.

SHAREHOLDER SERVICES
--------------------

     The Fund provides special services to shareholders in connection with certain purchase and redemption plans. Contact the Transfer Agent (Nationwide call toll-free 888-744-2337) for additional information about the shareholder services described below.

Tax-Deferred Retirement Plans
-----------------------------

     Shares of the Fund are available for purchase in connection with the following tax-deferred retirement plans:

     o    Keogh Plans for self-employed individuals

     o Individual retirement account (IRA) plans for individuals and their non employed spouses, including Roth IRAs and Education IRAs.

     o Qualified pension and profit-sharing plans for employees, including those profit-sharing plans with a 401(k) provision

     o 403(b)(7) custodial accounts for employees of public school systems, hospitals, colleges and other non-profit organizations meeting certain requirements of the Internal Revenue Code

Direct Deposit Plans
--------------------

     Shares of the Fund may be purchased through direct deposit plans offered by certain employers and government agencies. These plans enable a shareholder to have all or a portion of his or her payroll or social security checks transferred automatically to purchase shares of the Fund.

Automatic Investment Plan
-------------------------

     You may make automatic monthly investments in the Fund from your bank, savings and loan or other depository institution account. The minimum initial investment under this plan is $500 and subsequent investments must be $50. The Transfer Agent pays the costs associated with these transfers, but reserves the right, upon thirty days' written notice, to assess reasonable charges for this service. Your depository institution may impose its own charge for debiting your account, which would reduce your return from an investment in the Fund.

Automatic Withdrawal Plan
-------------------------

     If the shares in your account have a value of at least $5,000, you may elect to receive, or may designate another person to receive, monthly or quarterly payments in a specified amount of not less than $50 each. There is no charge for this service. Purchases of additional shares of the Fund while the plan is in effect are generally undesirable because a sales load is incurred whenever purchases are made.

Reinvestment Privilege
----------------------

     If you have redeemed shares of the Fund, you may reinvest all or a part of the proceeds without any additional sales load. This reinvestment must occur within ninety days of the redemption and the privilege may only be exercised once per year.

HOW TO REDEEM SHARES
--------------------


     You may redeem shares of the Fund on each day that the Fund is open for business by sending a written request to the Transfer Agent. The request must state the number of shares or the dollar amount to be redeemed and your account number. The request must be signed exactly as your name appears on the Fund's account records. If the shares to be redeemed have a value of $25,000 or more, your signature must be guaranteed by any eligible guarantor institution, including banks, brokers and dealers, municipal securities brokers and dealers, government securities brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. If the name(s) or the address on your account has been changed within 30 days of your redemption request, your signature must be guaranteed regardless of the value of the shares being redeemed.

     You may also redeem shares by placing a wire redemption request through a securities broker or dealer. Unaffiliated broker-dealers may impose a fee on the shareholder for this service. You will receive the net asset value per share next determined after receipt by the Fund or its agent of your wire redemption request. It is the responsibility of broker-dealers to properly transmit wire redemption orders.


     If your instructions request a redemption by wire, the proceeds will be wired directly to your existing account in any commercial bank or brokerage firm in the United States as designated on your application and you will be charged an $8 processing fee. The Fund reserves the right, upon thirty days' written notice, to change the processing fee. All charges will be deducted from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. In the event that wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

     Redemption requests may direct that the proceeds be deposited directly in your account with a commercial bank or other depository institution via an Automated Clearing House (ACH) transaction. There is currently no charge for ACH transactions. Contact the Transfer Agent for more information about ACH transactions.

     A contingent deferred sales load may apply to a redemption of certain shares purchased at net asset value. See "How to Purchase Shares."

     Shares are redeemed at their net asset value per share next determined after receipt by the Transfer Agent of a proper redemption request in the form described above, less any applicable contingent deferred sales load. Payment is normally made within three business days after tender in such form, provided that payment in redemption of shares purchased by check will be effected only after the check has been collected, which may take up to fifteen days from the purchase date. To eliminate this delay, you may purchase shares of the Fund by certified check or wire.

     At the discretion of the Fund or the Transfer Agent, corporate investors and other associations may be required to furnish an appropriate certification authorizing redemptions to ensure proper authorization. The Fund reserves the right to require you to close your account if at any time the value of your shares is less than $2,500 (based on actual amounts invested, unaffected by market fluctuations), or $1,000 in the case of tax-deferred retirement plans, or such other minimum amount as the Fund may determine from time to time. After notification to you of the Fund's intention to close your account, you will be given sixty days to increase the value of your account to the minimum amount.

     The Fund reserves the right to suspend your right of redemption or to postpone the date of payment for more than three business days under unusual circumstances as determined by the Securities and Exchange Commission.

DIVIDENDS AND DISTRIBUTIONS
---------------------------

     The Fund expects to distribute substantially all of its net investment income, if any, on an annual basis. The Fund expects to distribute any net realized long-term capital gains at least once each year. Management will determine the timing and frequency of the distributions of any net realized short-term capital gains.

     Distributions are paid according to one of the following options:

Share Option -  income distributions and capital gains distributions  reinvested in additional shares.

Income Option - income  distributions and short-term capital gains distributions paid in cash; long-term capital gains distributions reinvested in additional shares.

Cash Option -   income  distributions  and capital gains  distributions  paid in cash.

     You should indicate your choice of option on your application. If no option is specified on your application, distributions will automatically be reinvested in additional shares. All distributions will be based on the net asset value in effect on the payable date.

     If you select the Income Option or the Cash Option and the U.S. Postal Service cannot deliver your checks or if your checks remain uncashed for six months, your dividends may be reinvested in your account at the then current net asset value and your account will be converted to the Share Option. No interest will accrue on amounts represented by uncashed dividend checks.

     An investor who has received in cash any dividend or capital gains distribution from the Fund may return the distribution within thirty days of the distribution date to the Transfer Agent for reinvestment at the net asset value next determined after its return. The investor or his dealer must notify the Transfer Agent that a distribution is being reinvested pursuant to this provision.

TAXES
-----

     The Fund has qualified in all prior years and intends to continue to qualify for the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it does not pay federal taxes on income and capital gains distributed to shareholders. The Fund intends to distribute substantially all of its net investment income and any realized capital gains to its shareholders. Distributions of net investment income and net realized short-term capital gains, if any, are taxable to investors as ordinary income. Dividends distributed by the Fund from net investment income may be eligible, in whole or in part, for the dividends received deduction available to corporations.

     Distributions of net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) by the Fund to its shareholders are taxable to the recipient shareholders as capital gains, without regard to the length of time a shareholder has held Fund shares. The maximum capital gains rate for individuals is 20% with respect to assets held for more than 12 months. The maximum capital gains rate for corporate shareholders is the same as the maximum tax rate for ordinary income. Redemptions of shares of the Fund are taxable events on which a shareholder may realize a gain or loss.

     The Fund will mail to each of its shareholders a statement indicating the amount and federal income tax status of all distributions made during the year. In addition to federal taxes, shareholders of the Fund may be subject to state and local taxes on distributions. Shareholders should consult their tax advisors about the tax effect of distributions and withdrawals from the Fund and the use of the Automatic Withdrawal Plan. The tax consequences described in this section apply whether distributions are taken in cash or reinvested in additional shares. See "Taxes" in the Statement of Additional Information for further information.

OPERATION OF THE FUND
---------------------

     The Fund is a diversified series of Profit Funds Investment Trust, an open-end management investment company organized as a Massachusetts business trust on June 14, 1996. The Board of Trustees supervises the business activities of the Fund. Like other mutual funds, the Fund retains various organizations to perform specialized services for the Fund.

     The Fund retains Investor Resources Group, LLC (the "Adviser"), 8720 Georgia Avenue, Suite 808, Silver Spring, Maryland 20910, to manage the Fund's investments. Eugene A. Profit and Dr. Joseph A. Quash are the controlling shareholders of the Adviser.

     The Fund pays the Adviser a fee at the annual rate of 1.25% of the average value of the Fund's daily net assets. The Adviser currently intends to reimburse the Fund for expenses incurred to the extent necessary to enable the Fund to maintain total operating expenses at a maximum level of 1.95% per annum of the Fund's average daily net assets. There is no assurance, however, that such reimbursement will be made in the current or future fiscal years, and expenses of the Fund may therefore exceed 1.95% of its average daily net assets.

     Eugene A. Profit, the President of the Adviser, is primarily responsible for managing the portfolio of the Fund and has acted in this capacity since October 31, 1997. Mr. Profit has been the President and Chief Executive Officer of the Adviser since February, 1996. He was previously an Investment Executive at Legg Mason Wood Walker (1994-1996); Marketing Director, Crossroads Group, Parsippany, New Jersey (1993-1994); Owner, Cravings Bakery (1991-1993); and a Player in the National Football League from 1986 to 1991.

     In addition to the management fee, the Fund is responsible for the payment of all operating expenses, including organizational expenses, fees and expenses in connection with membership in investment company organizations, brokerage fees and commissions, legal, auditing and accounting expenses, expenses of registering shares under federal and state securities laws, expenses related to the distribution of the Fund's shares (see "Distribution Plan"), insurance expenses, taxes or governmental fees, fees and expenses of the Fund's administrator, custodian and transfer agent, fees and expenses of members of the Board of Trustees who are not affiliated persons of the Fund, the cost of preparing and distributing prospectuses, statements, reports and other documents to shareholders, expenses of shareholders' meetings and proxy solicitations, and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Fund's officers and Trustees with respect thereto.

     CW Fund Distributors, Inc. (the "Distributor"), 312 Walnut Street, Cincinnati, Ohio 45202, serves as principal underwriter for the Fund and, as such, is the exclusive agent for the distribution of shares of the Fund. The Distributor is an indirect wholly-owned subsidiary of Countrywide Credit
Industries, Inc., a New York Stock Exchange listed company principally engaged in the business of residential mortgage lending. Robert G. Dorsey, Mark J. Seger and John F. Splain are officers of both the Trust and the Distributor.

     The Fund has retained Countrywide Fund Services, Inc. (the "Transfer Agent"), P.O. Box 5354, Cincinnati, Ohio 45201, an indirect wholly-owned subsidiary of Countrywide Credit Industries, Inc., to serve as its transfer agent, dividend paying agent and shareholder service agent.

     The Transfer Agent also provides accounting and pricing services to the Fund. The Transfer Agent receives a monthly fee from the Fund for calculating daily net asset value per share and maintaining such books and records as are necessary to enable it to perform its duties.

     In addition, the Transfer Agent has been retained to provide administrative services to the Fund. In this capacity, the Transfer Agent supplies executive, administrative and regulatory services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and report to and filings with the Securities and Exchange Commission and state securities authorities. The Fund pays the Transfer Agent a fee for these administrative services at the annual rate of .15% of the average value of its daily net assets up to $25,000,000, .125% of such assets from $25,000,000 to $50,000,000 and .10%
of such assets in excess of $50,000,000; provided, however, that the minimum fee is $1,000 per month.

     Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its objective of seeking best execution of portfolio transactions, the Adviser may give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions of the Fund. Consistent with its obligation to seek best execution for the Fund, the Adviser may also consider such factors as execution capability, financial responsibility, responsiveness, and brokerage and research services provided when selecting brokers and dealers to execute portfolio transactions of the Fund. Subject to the requirements of the Investment Company Act of 1940 and procedures adopted by the Board of Trustees, the Fund may execute portfolio transactions through any broker or dealer and pay brokerage commissions to a broker (i) which is an affiliated person of the Fund, or (ii) which is an affiliated person of such person, or (iii) an affiliated person of which is an affiliated person of the Fund, the Adviser or the Distributor.

     Shares of the Fund have equal voting rights and liquidation rights. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Fund does not normally hold annual meetings of shareholders. The Trustees will promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Fund's outstanding shares. The Fund will comply with the provisions of Section 16(c) of the Investment Company Act of 1940 in order to facilitate communications among shareholders.

     The Fund and its service providers depend upon the smooth functioning of their computer systems. Unfortunately, because of the way dates are encoded and calculated, many computer systems in use today cannot recognize the year 2000, but revert to 1900 or another incorrect date. Computer failures due to the year 2000 problem could negatively impact the handling of securities trades and pricing and account services. There can be no guarantee that all of the computer systems used in the securities industry will be adapted in time. The Fund does not expect year 2000 conversion costs to be substantial for the Fund because those costs are borne by the Fund's vendors and service providers and not directly by the Fund. Brokers and other intermediaries that hold shareholder accounts may still experience incompatibility problems. It is also important to keep in mind that year 2000 issues may negatively impact the companies in which the Fund invests and, by extension, the value of those companies' shares held by the Fund.

DISTRIBUTION PLAN
-----------------

     Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted a plan of distribution (the "Plan") under which the Fund may directly incur or reimburse the Adviser for certain distribution-related expenses, including the following: payments to securities dealers and others who are engaged in the sale of shares of the Fund and who may be advising investors regarding the purchase, sale or retention of such shares; expenses of maintaining personnel who engage in or support distribution of shares or who render shareholder support services not otherwise provided by the Transfer
Agent; expenses of formulating and implementing marketing and promotional activities, including direct mail promotions and mass media advertising; expenses of preparing, printing and distributing sales literature and prospectuses and statements of additional information and reports for recipients other than existing shareholders of the Fund; expenses of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Fund may, from time to time, deem advisable; and any other expenses related to the distribution of the Fund's shares.

     The annual limitation for payment of expenses pursuant to the Plan is 0.25% of the Fund's average daily net assets. Unreimbursed expenditures will not be carried over from year to year. In the event the Plan is terminated by the Fund in accordance with its terms, the Fund will not be required to make any payments for expenses incurred by the Adviser after the date the Plan terminates.

     Pursuant to the Plan, the Fund may also make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Fund believes that the Glass-Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services. In selecting investments for the Fund, however, no preference will be shown for such securities.

     The National Association of Securities Dealers, in its Rules of Fair Practice, places certain limitations on asset-based sales charges of mutual funds. These Rules require fund level accounting in which all sales charges -- front-end load, 12b-1 fees or contingent deferred load -- terminate when a percentage of gross sales is reached.

CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE
----------------------------------------------------

     On each day that the Fund is open for business, the public offering price (net asset value plus applicable sales load) of shares of the Fund is determined as of the close of the regular session of trading on the New York Stock Exchange, currently 4:00 p.m., Eastern time. The Fund is open for business on each day the New York Stock Exchange is open for business and on any other day when there is sufficient trading in the Fund's investments that its net asset value might be materially affected. The net asset value per shares of the Fund is calculated by dividing the sum of the value of the securities held by the Fund plus cash or other assets minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent.

     Portfolio securities are valued as follows: (i) securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the last reported sale price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price, (ii) securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the last bid price as quoted by brokers that make markets in the securities) as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, (iii) securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and (iv) securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with procedures established by the Board of Trustees. The net asset value per share of the Fund will fluctuate with the value of the securities it holds.

PERFORMANCE INFORMATION
-----------------------

     From time to time, the Fund may advertise its "average annual total return." Average annual total return figures are based on historical earnings and are not intended to indicate future performance. The "average annual total return" of the Fund refers to the average annual compounded rates of return over the most recent 1, 5 and 10 year periods or, where the Fund has not been in operation for such period, over the life of the Fund (which periods will be stated in the advertisement) that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation of "average annual total return" assumes the reinvestment of all dividends and distributions and the deduction of the current maximum sales load from the initial investment.

     The Fund may also advertise total return (a "nonstandardized quotation") which is calculated differently from "average annual total return". A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A nonstandardized quotation of total return may also indicate average annual compounded rates of return over periods other than those specified for "average annual total return." These nonstandardized returns do not include the effect of the applicable sales load which, if included, would reduce total return. A nonstandardized quotation of total return will always be accompanied by the Fund's "average annual total return" as described above.

     From time to time the Fund may advertise its performance rankings as published by recognized independent mutual fund statistical services such as Lipper Analytical Services, Inc. ("Lipper"), or by publications of general interest such as Forbes, Money, The Wall Street Journal, Business Week, Barron's, Fortune or Morningstar Mutual Fund Values. The Fund may also compare its performance to that of other selected mutual funds, averages of the other mutual funds within its category as determined by Lipper, or recognized indicators such as the Dow Jones Industrial Average and the Standard & Poor's 500 Stock Index. In connection with a ranking, the Fund may provide additional information, such as the particular category of funds to which the ranking relates, the number of funds in the category, the criteria upon which the ranking is based, and the effect of fee waivers and/or expense reimbursements, if any. The Fund may also present its performance and other investment characteristics, such as volatility or a temporary defensive posture, in light of the Adviser's view of current or past market conditions or historical trends.

     Further information about the Fund's performance is contained in the Fund's annual report which can be obtained by shareholders at no charge by calling the Transfer Agent (Nationwide call toll-free 888-744-2337) or by writing to the Fund at the address on the front of this Prospectus.

              FOR INFORMATION OR ASSISTANCE IN OPENING AN ACCOUNT,
             PLEASE CALL: NATIONWIDE (TOLL-FREE) . . . 888-744-2337


                          PROFIT FUNDS INVESTMENT TRUST
                         8720 Georgia Avenue, Suite 808
                          Silver Spring, Maryland 20910


                                BOARD OF TRUSTEES
                                Eugene A. Profit
                             Larry E. Jennings, Jr.
                               Robert M. Milanicz
                              Joseph A. Quash, M.D.
                                Deborah T. Owens


                               INVESTMENT ADVISER
                          INVESTOR RESOURCES GROUP, LLC
                         8720 Georgia Avenue, Suite 808
                          Silver Spring, Maryland 20910
                                 (301) 650-0059

                                 TRANSFER AGENT
                         COUNTRYWIDE FUND SERVICES, INC.
                                  P.O. Box 5354
                           Cincinnati, Ohio 45201-5354

                                   DISTRIBUTOR
                           CW FUND DISTRIBUTORS, INC.
                                312 Walnut Street
                             Cincinnati, Ohio 45202

                               SHAREHOLDER SERVICE
                               -------------------
                      Nationwide: (Toll-Free) 888-744-2337
--------------------------------------------------------------------------------
NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFERING CONTAINED IN THIS PROSPECTUS, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS BEING AUTHORIZED BY THE FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE FUND TO SELL SHARES IN ANY STATE TO ANY PERSON TO WHOM IT IS UNLAWFUL FOR THE FUND TO MAKE SUCH OFFER IN SUCH STATE.
--------------------------------------------------------------------------------

Account Application                           ACCOUNT NO. P6 ___________________
Please mail account application to:                          (For Fund Use Only)
Profit Funds Investment Trust
P.O. Box 5354                                 ----------------------------------
Cincinnati, Ohio 45201-5354                   FOR BROKER/DEALER USE ONLY
Profit Value Fund                             Firm Name:________________________
                                              Home Office Address:______________
                                              Branch Address:___________________
                                              Rep Name & No.:___________________
                                              Rep Signature:____________________
                                              ----------------------------------
================================================================================
Initial Investment of $__________________

o  Check or draft enclosed payable to the Fund.

o  Bank Wire From:______________________________________________________________

================================================================================
Account Name                                  S.S. #/Tax l.D.#
__________________________________________    __________________________________
Name of Individual, Corporation,              (In case of custodial account
Organization, or Minor, etc.                  please list minor's S.S.#)

__________________________________________    Citizenship:  o  U.S.
Name of Joint Tenant, Partner, Custodian                    o  Other ___________

Address                                       Phone
__________________________________________    (   )_____________________________
Street or P.O. Box                                 Business Phone

__________________________________________    (   )_____________________________
City                   State        Zip            Home Phone

Check Appropriate Box:     o Individual
                           o Joint Tenant (Right of survivorship presumed)
                           o Partnership
                           o Corporation
                           o Trust
                           o Custodial
                           o Non-Profit
                           o Other

Occupation and Employer Name/Address____________________________________________

Are you an associated person of an NASD member?   o  Yes   o   No
================================================================================
TAXPAYER IDENTIFICATION NUMBER -- Under penalties of perjury I certify that the Taxpayer Identification Number listed above is my correct number. The Internal Revenue Service does not require my consent to any provision of this document other than the certifications required to avoid backup withholding. Check box if appropriate:
o I am exempt from backup withholding under the provisions of section 3406(a)(1)(c) of the Internal Revenue Code; or I am not subject to backup withholding because I have not been notified that I am subject to backup withholding as a result of a failure to report all interest or dividends; or the Internal Revenue Service has notified me that I am no longer subject to backup withholding.
o I certify under penalties of perjury that a Taxpayer Identification Number has not been issued to me and I have mailed or delivered an application to receive a Taxpayer Identification Number to the Internal Revenue Service Center or Social Security Administration Office. I understand that if I do not provide a Taxpayer Identification Number within 60 days that 31% of all reportable payments will be withheld until I provide a number.
================================================================================
DISTRIBUTIONS (If no election is checked the SHARE OPTION will be assigned.)
o  Share  Option  --  Income   distributions  and  capital  gains  distributions
                      automatically reinvested in additional shares.
o Income  Option  --  Income   distributions   and  short  term  capital   gains
                      distributions  paid  in  cash,  long  term  capital  gains distributions reinvested in additional shares.
o Cash Option --      Income  distributions and capital gains distributions paid in cash.
           o By Check    o By ACH to my bank checking or savings account.
                           PLEASE ATTACH A VOIDED CHECK.
================================================================================
REDUCED SALES CHARGES

Right of Accumulation: I apply for Right of Accumulation subject to the Agent's confirmation of the following holdings of the Profit Value Fund.

         Account Number/Name                      Account Number/Name
____________________________________      ______________________________________
____________________________________      ______________________________________
____________________________________      ______________________________________

Letter of Intent: (Complete the Right of Accumulation section if related accounts are being applied to your Letter of Intent.)

o I agree to the Letter of Intent in the current Prospectus of Profit Funds Investment Trust. Although I am not obligated to purchase, and the Trust is not obligated to sell, I intend to invest over a 13 month period beginning ______________________ 19 _______ (Purchase Date of not more than 90 days prior to this Letter) an aggregate amount in the Fund at least equal to (check appropriate box):

      o $100,000        o $250,000       o $500,000        o  $1,000,000
================================================================================
SIGNATURES
By signature below each investor certifies that he has received a copy of the Fund's current Prospectus, that he is of legal age, and that he has full authority and legal capacity for himself or the organization named below, to make this investment and to use the options selected above. The investor appoints Countrywide Fund Services, Inc. as his agent to enter orders for shares whether by direct purchase or exchange, to receive dividends and distributions for automatic reinvestment in additional shares of the Fund for credit to the investor's account and to surrender for redemption shares held in the investor's account in accordance with any of the procedures elected above or for payment of service charges incurred by the investor. The investor further agrees that Countrywide Fund Services, Inc. can cease to act as such agent upon ten days' notice in writing to the investor at the address contained in this Application. The investor hereby ratifies any instructions given pursuant to this Application and for himself and his successors and assigns does hereby release Countrywide Fund Services, Inc., Profit Funds Investment Trust, Investors Resource Group, LLC, CW Fund Distributors, Inc. and their respective officers, employees, agents and affiliates from any and all liability in the performance of the acts instructed herein provided that such entities have exercised due care to determine that the instructions are genuine.

____________________________________      ______________________________________
   Signature of Individual Owner,            Signature of Joint Owner, if Any
  Corporate Officer, Trustee, etc.


____________________________________      ______________________________________
     Title of Corporate Officer,                            Date
            Trustee, etc.


NOTE: Corporations, trusts and other organizations must complete the resolution form on the reverse side. Unless otherwise specified, each joint owner shall have full authority to act on behalf of the account.

AUTOMATIC INVESTMENT PLAN (Complete for Investments into the Fund)
The Automatic Investment Plan is available for all established accounts of Profit Funds Investment Trust. There is no charge for this service, and it offers the convenience of automatic investing on a regular basis. The minimum investment is $50.00 per month. For an account that is opened by using this Plan, the minimum initial and subsequent investments must be $50.00. Though a continuous program of 12 monthly investments is recommended, the Plan may be discontinued by the shareholder at any time.

Please invest $_________ per month       ABA Routing Number___________________
in the Fund.
                                         FI Account Number____________________

                                         o Checking Account   o Savings Account
___________________________________
Name of Financial Institution (FI)       Please make my automatic investment on:
                                         o  the last business day of each month
___________________________________      o  the 15th day of each month
City                  State              o  both the 15th and last business day

X__________________________________      X______________________________________
 (Signature of Depositor EXACTLY           (Signature of Joint Tenant - if any)
   as it appears on FI Records)

(Joint Signatures are required when bank account is in joint names. Please sign exactly as signature appears on your FI's records.)

PLEASE  ATTACH  A  VOIDED  CHECK  FROM  YOUR   CHECKING   ACCOUNT  OR  A  VOIDED
DEPOSIT/WITHDRAWAL SLIP FROM YOUR SAVINGS ACCOUNT FOR THE AUTOMATIC INVESTMENT PLAN.

INDEMNIFICATION TO DEPOSITOR'S BANK
   In consideration of your participation in a plan which Countrywide Fund Services, Inc. ("CFS") has put into effect, by which amounts, determined by your depositor, payable to the Fund, for purchase of shares of the Fund, are collected by CFS, CFS hereby agrees:
   CFS will indemnify and hold you harmless from any liability to any person or persons whatsoever arising out of the payment by you of any amount drawn by the Fund to its own order on the account of your depositor or from any liability to any person whatsoever arising out of the dishonor by you whether with or without cause or intentionally or inadvertently, of any such amount. CFS will defend, at its own cost and expense, any action which might be brought against you by any person or persons whatsoever because of your actions taken pursuant to the foregoing request or in any manner arising by reason of your participation in this arrangement. CFS will refund to you any amount erroneously paid by you to the Fund if the claim for the amount of such erroneous payment is made by you within six (6) months from the date of such erroneous payment; your participation in this arrangement and that of the Fund may be terminated by thirty (30) days written notice from either party to the other.
================================================================================
AUTOMATIC WITHDRAWAL PLAN (Complete for Withdrawals from the Fund)
This is an authorization for you to withdraw $________ from my mutual fund account beginning the last business day of the month of _________.

Please Indicate Withdrawal Schedule (Check One):

o Monthly -- Withdrawals will be made on the last business day of each month.
o Quarterly -- Withdrawals will be made on or about 3/31, 6/30, 9/30 and 12/31.
o Annually -- Please make withdrawals on the last business day of the month of:
              __________.

Please Select Payment Method (Check One):

o CHECK: Please mail a check for my withdrawal proceeds to the mailing address on this account.
o ACH TRANSFER: Please send my withdrawal proceeds via ACH transfer to my bank checking or savings account as indicated below. I understand that the transfer will be completed in two to three business days and that there is no charge.
o BANK WIRE: Please send my withdrawal proceeds via bank wire, to the account indicated below. I understand that the wire will be completed in one business day and that there is an $8.00 fee.

   Please attach a voided        _______________________________________________
   check for ACH or bank wire    Bank Name        Bank Address

                                 _______________________________________________
                                 Bank ABA#         Account #        Account Name

o SEND TO SPECIAL PAYEE (OTHER THAN APPLICANT): Please mail a check for my withdrawal proceeds to the mailing address below:

Name of payee___________________________________________________________________

Please send to:_________________________________________________________________
                Street address                City           State       Zip
================================================================================
RESOLUTIONS
(This Section to be completed by Corporations, Trusts, and Other Organizations)
RESOLVED: That this corporation or organization become a shareholder of Profit Funds Investment Trust (the Trust) and that
  ____________________________________________________________________________
is (are) hereby authorized to complete and execute the Application on behalf of the corporation or organization and to take any action for it as may be necessary or appropriate with respect to its shareholder account with the Trust, and it is

FURTHER RESOLVED: That any one of the above noted officers is authorized to sign any documents necessary or appropriate to appoint Countrywide Fund Services, Inc. as redemption agent of the corporation or organization for shares of the Trust, to establish or acknowledge terms and conditions governing the redemption of said shares and to otherwise implement the privileges elected on the Application.

                                  CERTIFICATE
I hereby certify that the foregoing resolutions are in conformity with the Charter and By-Laws or other empowering documents of the
  ____________________________________________________________________________
                             (Name of Organization)

incorporated or formed under the laws of _____________________________________
                                                        (State)

and were adopted at a meeting of the Board of Directors or Trustees of the organization or corporation duly called and held on _________ at which a quorum was present and acting throughout, and that the same are now in full force and effect.

I further certify that the following is (are) duly elected officer(s) of the corporation or organization, authorized to act in accordance with the foregoing resolutions.

                Name                                       Title
____________________________________      ______________________________________
____________________________________      ______________________________________
____________________________________      ______________________________________

Witness my hand and seal of the corporation or organization this ________ day of _________, 19___


____________________________________      ______________________________________
         *Secretary-Clerk                 Other Authorized Officer (if required)

*If the Secretary or other recording officer is authorized to act by the above resolutions, this certificate must also be signed by another officer.

                          PROFIT FUNDS INVESTMENT TRUST
                       STATEMENT OF ADDITIONAL INFORMATION

                                November 30, 1998
                                Profit Value Fund

                                TABLE OF CONTENTS
                                -----------------
                                                                            PAGE
                                                                            ----
The Trust ................................................................    2
Definitions, Policies and Risk Considerations ............................    3
Quality Ratings of Corporate Bonds and Preferred Stock ...................   11
Investment Limitations ...................................................   15
Trustees and Officers ....................................................   17
The Investment Adviser ...................................................   20
The Distributor ..........................................................   21
Distribution Plan ........................................................   22
Countrywide Fund Services, Inc............................................   23
Principal Security Holders................................................   24
Custodian ................................................................   25
Auditors .................................................................   25
Legal Counsel ............................................................   25
Securities Transactions ..................................................   25
Portfolio Turnover .......................................................   27
Calculation of Share Price and Public Offering Price .....................   27
Other Purchase Information ...............................................   27
Taxes ....................................................................   28
Redemption in Kind .......................................................   29
Historical Performance Information .......................................   30
Financial Statements......................................................   31



This Statement of Additional Information supplements the Prospectus offering shares of the Profit Value Fund. The Fund is a series of the Profit Funds Investment Trust, a registered open-end management investment company (the "Trust"). This Statement of Additional Information, which is incorporated by reference in its entirety into the Prospectus, should be read only in conjunction with the Prospectus for the Fund, dated November 30, 1998, as it may from time to time be revised.

Because this Statement of Additional Information is not a prospectus, no investment in shares of the Fund should be made solely on the basis of the information contained herein. It should be read in conjunction with the Prospectus of the Fund. A copy of the Fund's Prospectus may be obtained by writing the Fund at 8720 Georgia Avenue, Suite 808, Silver Spring, Maryland 20910, or by calling the Fund toll-free at 888-744-2337. Capitalized terms used but not defined herein have the same meaning as in the Prospectus.

THE TRUST
---------

     Profit Funds Investment Trust (the "Trust") was organized as a Massachusetts business trust on June 14, 1996. The Trust currently offers for sale the shares of the Profit Value Fund, a series of the Trust, but may in the future offer other series to investors. The discussion below contemplates the existence of more than one series of the Trust. (Each series of the Trust is referred to individually as a "Fund" and collectively as the "Funds"). Each Fund has its own investment objective and policies.

     Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interest in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected. In case of any liquidation of a Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund. Expenses attributable to any Fund are borne by that Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. Generally, the Trustees allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his express consent.

     Under Massachusetts law, in certain circumstances, shareholders of a Massachusetts business trust could be deemed to have the same type of personal liability for the obligations of the Trust as does a partner of a partnership. However, numerous investment companies registered under the Investment Company Act of 1940 have been formed as Massachusetts business trusts and the Trust is not aware of any instance where such result has occurred. In addition, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Agreement and Declaration of Trust also provides for the indemnification out of the Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Moreover, it provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. As a result, and particularly because the Trust assets are readily marketable and ordinarily substantially exceed liabilities, management believes that the risk of shareholder liability is slight and limited to circumstances in which the Trust itself would be unable to meet its obligations. The Adviser believes that, in view of the above, the risk of personal liability is remote.


     The name "PROFIT" is derived from Eugene A. Profit, the founder and principal shareholder of Investor Resources Group, LLC, the Adviser of the Fund. "PROFIT" is not intended to be an indication of the investment objective and policies of the Fund.


DEFINITIONS, POLICIES AND RISK CONSIDERATIONS
---------------------------------------------

     A more detailed discussion of some of the terms used and investment policies described in the Prospectus (see "Investment Objective, Investment Policies and Risk Considerations") appears below:

     MAJORITY. As used in the Prospectus and this Statement of Additional Information, the term "majority" of the outstanding shares of the Trust (or of the Fund) means the lesser of (1) 67% or more of the outstanding shares of the Trust (or the Fund) present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust (or the Fund) are present or represented at such meeting or (2) more than 50% of the outstanding shares of the Trust (or the Fund).

     COMMERCIAL PAPER. Commercial paper consists of short-term (usually from one to two hundred and seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. The Fund will only invest in commercial paper rated in one of the two highest categories by either Moody's Investors Service, Inc. (Prime-1 or Prime-2) or Standard & Poor's Ratings Group (A-1 or A-2) or, if unrated, which the Adviser determines to be of equivalent quality in accordance with guidelines established by the Board of Trustees. Certain notes may have floating or variable rates. Variable and floating rate notes with a demand notice period exceeding seven days will be subject to the Fund's restriction on illiquid investments (see "Investment Limitations") unless, in the judgment of the Adviser, pursuant to guidelines established by the Board of Trustees, such note is considered to be liquid.

     The rating of Prime-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. Among the factors considered by Moody's in assigning ratings are the following: valuation of the management of the issuer; economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer's products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; and the financial strength of the parent company and the relationships which exist with the issuer. These factors are all considered in determining whether the commercial paper is rated Prime-1 or Prime-2. Commercial paper rated A-1 (highest quality) by Standard & Poor's Ratings Group has the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer's industry is well established and the issuer has a strong position within the industry; and the reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1 or A-2.

     BANK DEBT INSTRUMENTS. Bank debt instruments in which the Fund may invest consist of certificates of deposit, bankers' acceptances and time deposits issued by national banks and state banks, trust companies and mutual savings banks, or banks or institutions the accounts of which are insured by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a sated interest rate. The Fund will not invest in time deposits maturing in more than seven days if, as a result thereof, more than 15% of the value of its net assets would be invested in such securities and other aliquot securities.

     U.S. GOVERNMENT OBLIGATIONS. "U.S. Government obligations" include securities which are issued or guaranteed by the United States Treasury, by various agencies of the United States Government, and by various instrumentalities which have been established or sponsored by the United States Government. U.S. Treasury obligations are backed by the "full faith and credit" of the United States Government. U.S. Treasury obligations include Treasury bills, Treasury notes and Treasury bonds.

     Agencies and instrumentalities established by the United States Government include the Federal Home Loan Banks, the Federal Land Bank, the Government National Mortgage Association, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Student Loan Marketing Association, the Small Business Administration, the Bank for Cooperatives, the Federal Intermediate Credit Bank, the Federal Financing Bank, the Federal Farm Credit Banks, the Federal Agricultural Mortgage Corporation, the Financing Corporation of America and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the United States Government while others are supported only by the credit of the agency or instrumentality, which may include the right of the issuer to borrow from the United States Treasury. U.S. Government obligations are subject to price fluctuations based upon changes in the level of interest rates, which will generally result in all those securities changing in price in the same way, i.e. all those securities experiencing appreciation when interest rates decline and depreciation when interest rates rise.

     OPTIONS. The Fund may write (sell) covered call and covered put options on equity securities that are eligible for purchase by the Fund. Call options written by the Fund give the holder the right to buy the underlying securities from the Fund at a stated exercise price; put options give the holder the right to sell the underlying security to the Fund. These options are covered by the Fund because, in the case of call options, it will own the underlying securities as long as the option is outstanding or because, in the case of put options, it will maintain a segregated account of cash or liquid securities which can be liquidated promptly to satisfy any obligation of the Fund to purchase the underlying securities. The Fund may also write straddles (combinations of puts and calls on the same underlying security). The Fund will receive a premium from writing a put or call option, which increases the Fund's return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option and the remaining term of the option. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

     The Fund may purchase put or call options. In purchasing a call option, the Fund would be in a position to realize a gain if, during the option period, the price of the security increased by an amount greater than the premium paid. The Fund would realize a loss if the price of the security or decreased or remained the same or did not increase during the period by more than the amount of the premium. If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a realized loss to the Fund.

     The purchaser of an option risks a total loss of the premium paid for the option if the price of the underlying security does not increase or decrease sufficiently to justify exercise. The seller of an option, on the other hand, will recognize the premium as income if the option expires unrecognized and may be required to pay a price in excess of current market value in the case of a put option.

     The Fund may purchase and sell options listed on an exchange or in the over-the-counter market. The Fund's ability to terminate options positions established in the over-the-counter market may be more limited than in the case of exchange-traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Fund. The Fund will not purchase any option, which in the opinion of the Adviser, is illiquid if, as a result thereof, more than 15% of the Fund's net assets would be invested in illiquid securities.

     LOANS OF PORTFOLIO SECURITIES. The Fund may lend its portfolio securities subject to the restrictions stated in its Prospectus. Under applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, at least equal the value of the loaned securities. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund. The Fund receives amounts equal to the dividends or interest on loaned securities and also receive one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, or (c) interest on short-term debt securities purchased with such collateral; either type of interest may be shared with the borrower. The
Fund may also pay fees to placing brokers as well as custodian and administrative fees in connection with loans. Fees may only be paid to a placing broker provided that the Trustees determine that the fee paid to the placing broker is reasonable and based solely upon services rendered, that the Trustees separately consider the propriety of any fee shared by the placing broker with the borrower, and that the fees are not used to compensate the Adviser or any affiliated person of the Trust or an affiliated person of the Adviser. The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

     FOREIGN SECURITIES. Subject to the Fund's investment policies and quality and maturity standards, the Fund may invest in the securities (payable in U.S. dollars) of foreign issuers. Investments in foreign securities may include investments in sponsored American Depository Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets.

     Investments in foreign securities, including ADRs, involves risks that are different in some respects from an investment in a fund which invests only in securities of U.S. domestic issuers. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. There may be less governmental supervision of securities markets, brokers and issuers of securities than in the United States. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies and foreign brokerage commissions and custodian fees are generally higher than in the United States. Settlement practices may include delays and may differ from those customary in United States markets. Investments in foreign securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, restrictions on foreign investment and repatriation of capital, imposition of withholding taxes on dividend or interest payments, currency blockage (which would prevent cash from being brought back to the United States), and difficulty in enforcing legal rights outside the United States.

     CONVERTIBLE SECURITIES. The Fund may invest in convertible securities: i.e., preferred stock or preferred bonds which may be exchanged for, converted into, or exercised to acquire a predetermined number of shares of an issuer's common stock at the option of the holder during a specified period of time. Convertible securities are senior to common stock in a corporation's capital structure, but are usually subordinated to similar nonconvertible securities. While providing a fixed income stream (generally higher in yield than the income that may be derived from a common stock but lower than that afforded by a similar nonconvertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock.

     In general, the market value of a convertible security is at least the higher of its "investment value" (i.e., its value as a fixed-income security) or its "conversion value" (i.e., its value upon conversion into its underlying common stock). As a fixed-income security, a convertible security tends to increase in market value when interest rates decline and tends to decrease in value when interest rates rise. However, the price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

     INVESTMENT IN LOWER-RATED DEBT SECURITIES. The Fund may invest in debt securities rated below investment grade by a nationally-recognized rating agency (e.g., rated below Baa by Moody's Investors Services, Inc. ("Moody's") or BBB by Standard & Poor's Ratings Group("S&P") or in unrated debt securities which, in the judgment of the Adviser, possess similar credit characteristics as debt securities rated below investment grade (commonly known as "junk bonds").

     Investment in junk bonds involves substantial risk. Securities rated Ba or lower by Moody's or BB or lower by S&P are considered by those rating agencies to be predominantly speculative with respect to the capacity to pay interest and repay principal in accordance with the terms of the security, and generally involve greater volatility of price than securities in higher rating categories. More specifically, junk bonds may be issued by less creditworthy companies or by larger, highly leveraged companies and are frequently issued in corporate restructurings such as mergers and leveraged buyouts. Such securities are particularly vulnerable to adverse changes in the issuer's industry and in general economic conditions. Junk bonds frequently are junior obligations of their issuers, so that in the event of the issuer's bankruptcy, claims of the holders of junk bonds will be satisfied only after satisfaction of the claims of senior security holders. While the junk bonds in which the Fund may invest do not include securities which, at the time of investment, are in default or the issuers of which are in bankruptcy, there can be no assurance that such events will not occur after the Fund purchases a particular security, in which case the Fund may experience losses and incur costs.

     Junk bonds tend to be more volatile than higher rated fixed income securities, so that adverse economic events may have a greater impact on the prices of junk bonds than on higher rated fixed income securities. Like higher rated fixed income securities, junk bonds are generally purchased and sold through dealers who make a market in such securities for their own accounts. However, there are fewer dealers in the junk bond market, which may be less liquid than the market for higher rated fixed income securities even under normal economic conditions. In addition, there may be significant disparities in the prices quoted for junk bonds by various dealers. Adverse economic conditions or investor perceptions may impair the liquidity of this market and may cause prices the Fund receives for its junk bond holdings to be reduced, or the Fund may experience difficulty in liquidating a portion of its portfolio. Under such conditions, judgment may play a greater role in valuing certain of the portfolio securities held by the Fund than in the case of securities trading in a more liquid market.

     REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with its Custodian, with banks having assets in excess of $10 billion and broker-dealers who are recognized as primary dealers in U.S. Government obligations by the Federal Reserve Bank of New York. The Fund will not enter into a repurchase agreement not terminable within seven days if, as a result thereof, more than 15% of the value of its net assets will be invested in such securities and other illiquid securities.

     Although the securities subject to a repurchase agreement might bear maturities exceeding one year, settlement for the repurchase will never be more than one year after the Fund's acquisition of the securities and normally will be within a shorter period of time. The resale price will be in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Fund's money will be invested in the securities, and will not be related to the coupon rate of the purchased security. At the time the Fund enters into a repurchase agreement, the value of the underlying security, including accrued interest, will equal or exceed the value of the repurchase agreement, and, in the case of a repurchase agreement exceeding one day, the seller will agree that the value of the underlying security, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. The collateral securing the seller's obligation must be of a credit quality at least equal to the Fund's investment criteria for portfolio securities and will be held by the Custodian or in the Federal Reserve Book Entry System.

     For purposes of the Investment Company Act of 1940, a repurchase agreement is deemed to be a loan from the Fund to the seller subject to the repurchase agreement and is therefore subject to the Fund's investment restriction applicable to loans. It is not clear whether a court would consider the securities purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the security under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the security. If a court characterized the transaction as a loan and the Fund has not perfected a security interest in the security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for the Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case, the seller.

     Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, in which case the Fund may incur a loss if the proceeds to the Fund of the sale of the security to a third party are less than the repurchase price. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities.

QUALITY RATINGS OF CORPORATE BONDS AND PREFERRED STOCKS
-------------------------------------------------------

     THE RATINGS OF MOODY'S INVESTORS SERVICE, INC. AND STANDARD & POOR'S RATINGS GROUP FOR CORPORATE BONDS IN WHICH THE FUND MAY INVEST ARE AS FOLLOWS:

     Moody's Investors Service, Inc.
     -------------------------------

          Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

          A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

          Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Ba - Bonds rated Ba are judged to have speculative elements; the bonds' future cannot be considered to be well assured. Often the protection of interest and principal payments may be very moderate and thus not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

          B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments of or maintenance of other terms of the contract over any long period of time may be small.

          Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

          Ca - Bonds rated Ca represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.

          C - Bonds rated C are the lowest class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Standard & Poor's Ratings Group
     -------------------------------

          AAA - Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

          AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

          A - Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

          BBB - Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

          BB, B, CCC, CC, C and D - Bonds rated in each of these categories are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Bonds are rated D when the issue is in payment default, or the obligor has filed for bankruptcy.

     THE RATINGS OF MOODY'S INVESTORS SERVICE, INC. AND STANDARD & POOR'S RATINGS GROUP FOR PREFERRED STOCKS IN WHICH THE FUND MAY INVEST ARE AS FOLLOWS:

     Moody's Investors Service, Inc.
     -------------------------------

          aaa - An issue which is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

          aa - An issue which is rated aa is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

          a - An issue which is rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

          baa - An issue which is rated Baa is considered to be medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

          ba - An issue rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

          b - An issue rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

          caa - An issue rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

          ca - An issue rated ca is speculative to a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

          c - An issue rated c is in the lowest rated class of preferred stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

          Moody's applies numerical modifiers 1, 2 and 3 in each rating classification. The modifier 1 indicates that the security ranks in the higher end of its generic rating category. The modifier 2 indicates a mid-range ranking. The modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

     Standard & Poor's Ratings Group
     -------------------------------

          AAA - This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

          AA - A preferred stock issue rated AA also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

          A - An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the diverse effects of changes in circumstances and economic conditions.

          BBB - An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

          BB, B and CCC - An issue rated in any of these categories is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation, and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

          C - An issue rated C is a non-paying issue of preferred stock.

          D - An issue rated D is a non-paying issue with the issuer in default on debt instruments.

          NR - An issue designated NR indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

          To provide more detailed indications of preferred stock quality, the ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

INVESTMENT LIMITATIONS
----------------------

     The Trust has adopted certain fundamental investment limitations designed to reduce the risk of an investment in the Fund. These limitations may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund.

     The limitations applicable to the Fund are:

     1. BORROWING MONEY. The Fund will not borrow money, except from a bank, provided that immediately after such borrowing there is asset coverage of 300% for all borrowings of the Fund.

     2. PLEDGING. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any security owned or held by the Fund except as may be necessary in connection with borrowings described in limitation (1) above. The Fund will not mortgage, pledge or hypothecate more than one-third of its assets in connection with borrowings.

     3. MARGIN PURCHASES. The Fund will not purchase any securities on "margin" (except such short-term credits as are necessary for the clearance of transactions).

     4. SHORT SALES. The Fund will not make short sales of securities, or maintain a short position, other than short sales "against the box."

     5. COMMODITIES. The Fund will not purchase or sell commodities or commodity contracts, including futures.

     6. MINERAL LEASES. The Fund will not purchase oil, gas or other mineral leases, rights or royalty contracts.

     7. UNDERWRITING. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under certain federal securities laws.

     8. ILLIQUID INVESTMENTS. The Fund will not purchase securities for which no readily available market exists or engage in a repurchase agreement maturing in more than seven days if, as a result thereof, more than 15% of the value of the net assets of the Fund would be invested in such securities.

     9. REAL ESTATE. The Fund will not purchase, hold or deal in real estate or real estate mortgage loans, including real estate limited partnership interests, except that the Fund may purchase (a) securities of companies (other than limited partnerships) which deal in real estate or (b) securities which are secured by interests in real estate or by interests in mortgage loans, including securities secured by mortgage-backed securities.

     10. LOANS. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, or (b) by engaging in repurchase agreements. For purposes of this limitation, the term "loans" shall not include the purchase of marketable bonds, debentures, commercial paper or corporate notes, and similar marketable evidences of indebtedness which are part of an issue for the public.

     11. INVESTING FOR CONTROL. The Fund will not invest in companies for the purpose of exercising control or management.

     12. OTHER INVESTMENT COMPANIES. The Fund will not invest more than 10% of its total assets in securities of other investment companies. The Fund will not invest more than 5% of its total assets in the securities of any single investment company. The Fund will not hold more than 3% of the outstanding voting stock of any single investment company.

     13. SECURITIES OWNED BY AFFILIATES. The Fund will not purchase or retain the securities of any issuers if those officers and Trustees of the Trust or officers, directors, or principals of Investor Resources Group, LLC (the "Adviser") owning individually more than one-half of 1% of the securities of such issuer, own in the aggregate more than 5% of the securities of such issuer.

     14. INDUSTRY CONCENTRATION. The Fund will not invest more than 25% of its total assets in any particular industry.

     15. SENIOR SECURITIES. The Fund will not issue or sell any senior security as defined by the Investment Company Act of 1940 except in so far as any borrowing that the Fund may engage in may be deemed to be an issuance of a senior security.

     With respect to the percentages adopted by the Trust as maximum limitations on the Fund's investment policies and restrictions, an excess above the fixed percentage (except for the percentage limitations relative to the borrowing of money and the holding of illiquid securities) will not be a violation of the policy or restriction unless the excess results immediately and directly from the acquisition of any security or the action taken.

     The Trust does not intend to pledge, mortgage or hypothecate the assets of the Fund. The Trust does not intend to make short sales of securities "against the box" as described above in investment limitation 4. The Trust does not intend to purchase securities which are secured by interests in real estate or by interests in mortgage loans, including securities secured by mortgage-backed securities, as described above in investment limitation 9. The statements of intention in this paragraph reflect nonfundamental policies which may be changed by the Board of Trustees without shareholder approval.

TRUSTEES AND OFFICERS
---------------------

     The Trustees and officers of the Trust, their ages, and their principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" of the Trust, as defined by the Investment Company Act of 1940, is indicated by an asterisk.

TRUSTEES OF THE TRUST

EUGENE A. PROFIT* (34) -- President and Chief Executive Officer, Investor Resources Group, LLC (February, 1996 to Present). Investment Executive, Legg Mason Wood Walker (1994-1996). Marketing Director, Crossroads Group, Parsippany, New Jersey (1993-1994). Owner, Cravings Bakery (1991-1993). Player, National Football League (1986-1991). His address is 8720 Georgia Avenue, Suite 808, Silver Spring, Maryland 20910.

JOSEPH A. QUASH, M.D.* (58) -- Chairman of the Board, Investor Resources Group, LLC. Cardiologist, Capital Cardiology Group, Washington, D.C. (1976 to Present). His address is 8005 Split Oak Drive, Bethesda, Maryland 20815.

ROBERT M. MILANICZ (50) -- Comptroller, American Psychiatric Association, Washington, D.C. (1978 to Present). His address is 1400 K Street, N.W., Washington, D.C. 20005.

LARRY E. JENNINGS, Jr. (35) -- Managing Director and Chief Executive Officer, Carnegie Morgan Energy Co., Baltimore, Maryland (November 1994 to Present). Managing Director, Legg Mason Wood Walker (May 1987 to November 1994). His address is 210 East Lexington, Suite 400, Baltimore, Maryland 21202.


DEBORAH T. OWENS (39) - 9575 Sea Shadow, Columbia, Maryland, is the President of Moneyworks, Inc. and a Radio Talk Show Host and Seminar Presenter. Ms. Owens was previously a Senior Financial Representative and Branch Manager for Fidelity Investments in Washington, D.C. and Towson, Maryland.


OFFICERS OF THE TRUST

EUGENE A. PROFIT (34) --  President and Chief Executive Officer of the Trust.


MARK J. SEGER (36) --     Treasurer  of the  Trust.  Vice  President  and  Chief
                          Operating  Officer of Countrywide Fund Services,  Inc.
                          and CW Fund Distributors, Inc. He is also Treasurer of
                          Countrywide  Tax-Free  Trust,   Countrywide  Strategic
                          Trust, Countrywide Investment Trust, Brundage, Story and Rose Investment Trust, Williamsburg Investment
                          Trust,  Markman MultiFund Trust,  Maplewood Investment
                          Trust, a series company,  The Thermo Opportunity Fund,
                          Inc., the New York State  Opportunity  Funds, the Dean
                          Family of  Funds,  the  Wells  Family  of Real  Estate
                          Funds,  the Lake  Shore  Family  of  Funds,  Albemarle
                          Investment Trust,  Atalanta/Sosnoff  Investment Trust,
                          UC  Investment  Trust and The Winter  Harbor  Fund and
                          Assistant  Treasurer of Schwartz Investment Trust, The
                          Tuscarora Investment Trust, The Gannett Welsh & Kotler
                          Funds,  Firsthand  Funds,  the Westport  Funds,  Boyar
                          Value Fund, Inc. and The James Advantage Funds, all of which are registered investment companies.

JOHN F. SPLAIN (42) --    Vice  President  and  Secretary  of  the  Trust.  Vice
                          President,    Secretary   and   General   Counsel   of
                          Countrywide Fund Services, Inc., CW Fund Distributors,
                          Inc.,  Countrywide  Investments,  Inc. and Countrywide
                          Financial  Services,  Inc.  He is  also  Secretary  of
                          Countrywide Tax-

                          Free Trust, Countrywide Strategic Trust, Countrywide Investment Trust, Brundage, Story and Rose Investment Trust, Williamsburg Investment Trust, Markman MultiFund Trust, The Tuscarora Investment Trust, Maplewood Investment Trust, a series company, The Thermo Opportunity Fund, Inc., the Lake Shore Family of Funds, the Wells Family of Real Estate Funds, Boyar Value Fund, Inc. and The Winter Harbor Fund and Assistant Secretary of Schwartz Investment Trust, The Gannett Welsh & Kotler Funds, Firsthand Funds, the New York State Opportunity Funds, the Dean Family of Funds, the Westport Funds, Atalanta/Sosnoff Investment Trust, Albemarle Investment Trust, The James Advantage Funds and UC Investment Trust.

ROBERT G. DORSEY (41) --  Vice  President and Assistant  Secretary of the Trust.
                          President and Treasurer of Countrywide Fund Services, Inc. and CW Fund Distributors, Inc. and First Vice President and Treasurer of Countrywide Financial Services, Inc. and Countrywide Investments, Inc. He is also Vice President of Countrywide Tax- Free Trust, Countrywide Strategic Trust, Countrywide Investment Trust, Brundage, Story and Rose Investment Trust, Markman MultiFund Trust, Maplewood Investment Trust, a series company, The Thermo Opportunity Fund, Inc., The Dean Family of Funds, The New York State Opportunity Funds, the Wells Family of Real Estate Funds, the Lake Shore Family of Funds, Boyar Value Fund, Inc., Atalanta/Sosnoff Investment Trust, UC Investment Trust and The Winter Harbor Fund and Assistant Vice President of Williamsburg Investment Trust, Schwartz Investment Trust, The Tuscarora Investment Trust, The Gannett Welsh & Kotler Funds, Firsthand Funds, the Westport Funds, Albemarle Investment Trust and The James Advantage Funds.


     The following table sets forth the aggregate annual compensation paid by the Trust to the Trustees who are not affiliated persons of the Trust or of the
Adviser:

                                                     Pension or
                                                     Retirement
                       Aggregate      Benefits       Estimated      Total
                       Compensation   Accrued As     Annual         Compensation
Name                   From           Part of Fund   Benefits Upon  From
Trustee                Registrant*    Expenses       Retirement     Registrant
-------                -----------    --------       ----------     ----------
Robert M. Milanicz       $4,000          None            None          $4,000
Larry E. Jennings        $4,000          None            None          $4,000
Deborah T. Owens         $4,000          None            None          $4,000


* Each Trustee that is not affiliated with the Trust or the Adviser receives a fee equal to $1,000 for each regularly scheduled and special meeting of the Trust attended. Such Trustees are also reimbursed for all of out-of-pocket expenses incurred in attending such meetings. The Trustees have agreed to voluntarily waive compensation until Trust assets exceed $12 million or until further notice.

THE INVESTMENT ADVISER
----------------------

     Investor Resources Group, LLC (the "Adviser") performs portfolio management and other services for the Trust pursuant to an Investment Management Agreement. The Adviser was formed in February, 1996 as a Delaware Limited Liability Corporation for the purpose of providing investment advice and distribution services to the Trust and to other registered investment companies.


     Under the terms of the Management Agreement, the Adviser manages the Fund's investments, selects the portfolio securities for investment by the Fund, purchases securities for the Fund and places orders for execution of such portfolio transactions, subject to the general supervision of the Board of Trustees. The Fund pays the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.25% of its average daily net assets. For the fiscal year ended September 30, 1998, the Fund accrued advisory fees of $27,115; however, in order to reduce the operating expenses of the Fund, the Adviser voluntarily waived its entire advisory fee and reimbursed the Fund for $121,105 of its other operating expenses. For the fiscal period ended September 30, 1997, the Fund accrued advisory fees of $11,880; however, in order to reduce the operating expenses of the Fund, the Adviser voluntarily waived its entire advisory fee and reimbursed the Fund for $128,179 of its other operating expenses.


     The Fund is responsible for the payment of all expenses incurred in connection with the organization, registration of shares and operations of the Fund, including such extraordinary or non-recurring expenses as may arise, such as litigation to which the Trust may be a party. The Fund is obligated to indemnify the Trust's officers and Trustees with respect to such litigation, except in instances of willful misfeasance, bad faith, gross negligence or reckless disregard by such officers and Trustees in the performance of their duties. The Adviser bears promotional expenses in connection with the distribution of the Fund's shares to the extent that such expenses are not assumed by the Fund under its plan of distribution (see below). The compensation and expenses of any officer, Trustee or employee of the Trust who is an officer, director or employee of the Adviser are paid by the Adviser.

     By its terms, the Management Agreement will remain in force until November 30, 2000 and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of the Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Trustees who are not "interested persons" of the Trust, by a vote cast in person at a meeting called for the purpose of voting for such approval. The Management Agreement may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of the Fund's outstanding voting securities, or by the Adviser. The Management Agreement automatically terminates in the event of its assignment, as defined by the Investment Company Act of 1940 and the rules thereunder.

     The Adviser intends to reimburse the Fund to the extent that the expenses of the Fund for such fiscal year exceed 1.95% of its average daily net assets. If any such reimbursement is required, the payment of the advisory fee at the end of any month will be reduced or postponed or, if necessary, a refund will be made to the Fund at the end of such month. Certain expenses such as brokerage commissions, if any, taxes, interest, and extraordinary items are excluded from such limitations. The waiver and reimbursement described above may be terminated at any time and without notice.

     The name "Profit" is a property right of the Adviser. The Adviser may use the name "Profit" in other connections and for other purposes, including in the name of other investment companies. The Trust has agreed to discontinue any use of the name "Profit" if the Adviser ceases to be employed as the Fund's investment manager.

THE DISTRIBUTOR
---------------


     CW Fund Distributors, Inc. (the "Distributor"), 312 Walnut Street, 21st Floor, Cincinnati, Ohio 45202, serves as principal underwriter for the Trust pursuant to an Underwriting Agreement.

Shares are sold on a continuous basis by the Distributor. The Distributor has agreed to use its best efforts to solicit orders for the sale of Trust shares, but it is not obliged to sell any particular amount of shares. The Underwriting Agreement provides that, unless sooner terminated, it will continue in effect from year to year if such continuance is approved at least annually (i) by the Board of Trustees or a vote of a majority of the outstanding shares, and (ii) by a majority of the Trustees who are not interested persons of the Trust or of the Distributor by vote cast in person at a meeting called for the purpose of voting on such approval.


     Under the terms of the Underwriting Agreement, and in accordance with a distribution plan for the Fund (as described under "Distribution Plan" below), the Fund or the Adviser pays all costs relating to distribution of shares of the Fund, subject to a limit of 0.25% per annum of the average daily net assets of the Fund for payments made directly by the Fund or for payments made to the Adviser by the Fund as reimbursement for distribution expenses incurred by the Adviser.

     The Underwriting Agreement may be terminated by the Fund at any time, without the payment of any penalty, by vote of a majority of the entire Board of Trustees of the Trust or by vote of a majority of the outstanding shares of the Fund on 60 days' written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on 60 days' written notice to the Trust. The Underwriting Agreement will automatically terminate in the event of its assignment.

DISTRIBUTION PLAN
-----------------

     The Fund has adopted a plan of distribution (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, which permits the Fund to pay for expenses incurred in the distribution and promotion of the Fund's shares. Under the terms of the Plan, the Fund may pay directly for various expenses incurred in connection with the distribution of shares of the Fund, including direct mail promotions and television, radio, newspaper, magazine and other mass media advertising, or in connection with shareholder support services which the Fund may reasonably request and which are not otherwise provided by the Trust's transfer agent. Alternatively, the Fund may, under the terms of the Plan, reimburse the Adviser for the foregoing expenses incurred on behalf of the Fund. Unreimbursed expenses will not be carried over from year to year, nor will the Fund have any obligation for unreimbursed expenses upon termination of the Plan.

     During the fiscal year ended September 30, 1998, the Fund incurred distribution expenses of $1,236, which was used for the preparation and printing of prospectuses and reports for prospective investors.


     The continuance of the Plan must be specifically approved at least annually by a vote of the Trust's Board of Trustees and by a vote of the Trustees who are not "interested persons" of the Trust and have no direct or indirect financial interest in the Plan (the "Independent Trustees") at a meeting called for the purpose of voting on such continuance. The Plan may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of the Fund. In the event the Plan is terminated in accordance with its terms, the Fund will not be required to make any payments for expenses incurred by the Adviser after the termination date. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Plan must be approved by a vote of the Trust's Board of Trustees and by a vote of those Trustees who are not interested persons of the Trust.

     In approving the Plan, the Trustees determined, in the exercise of their business judgment and in light of their fiduciary duties as Trustees, that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Board of Trustees believes that expenditure of the Fund's assets for distribution expenses under the Plan should assist in the growth of the Fund, which will benefit the Fund and its shareholders through increased economies of scale, greater investment flexibility, greater portfolio diversification and less chance of disruption of planned investment strategies. The Plan will be renewed only if the Trustees make a similar determination for each subsequent year of the Plan. There can be no assurance that the benefits anticipated from the expenditure of the Fund's assets for distribution will be realized. While the Plan is in effect, all amounts spent by the Fund pursuant to the Plan and the purposes for which such expenditures were made must be reported quarterly to the Board of Trustees for its review. In addition, the selection and nomination of those Trustees who are not "interested persons" of the Trust are committed to their discretion during such period.

COUNTRYWIDE FUND SERVICES, INC.
-------------------------------

     The Fund's transfer agent, Countrywide Fund Services, Inc. (the "Transfer Agent"), maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. The Transfer Agent receives for its services as transfer agent a fee payable monthly at an annual rate of $17 per account; provided, however, that the minimum fee is $1,000 per month. In addition, the Fund pays out-of-pocket expenses, including but not limited to, postage, envelopes, checks, drafts, forms, reports, record storage and communication lines.

     The Transfer Agent also provides accounting and pricing services to the Fund. For calculating daily net asset value per share and maintaining such books and records as are necessary to enable the Transfer Agent to perform its duties, the Fund pays the Transfer Agent a fee in accordance with the following schedule:

     Average Monthly Net Assets            Monthly Fee
     --------------------------            -----------
        $   0 - $ 50,000,000                 $2,000
           50 -  100,000,000                  2,500
          100 -  200,000,000                  3,000
         Over -  200,000,000                  4,000

In addition, the Fund pays all costs of external pricing services.

     In addition, the Transfer Agent is retained to provide administrative services to the Fund. In this capacity, the Transfer Agent supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services. The Transfer Agent supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For the performance of these administrative services, the Fund pays the Transfer Agent a fee at the annual rate of .15% of the average value of its daily net assets up to $25,000,000, .125% of such assets from $25,000,000 to $50,000,000 and .10% of such assets in excess of $50,000,000; provided, however, that the minimum fee is $1,000 per month.

PRINCIPAL SECURITY HOLDERS
--------------------------


     As of  November  11,  1998,  National  Financial  Services  Corp.  for  the
exclusive benefit of its customers, 200 Liberty Street, 1 World Financial Centre, New York, New York 10281, owned of record 20.6% of the outstanding shares of the Fund; Independent Trust Corporation FBO Robert Simmons, 6407 Brookside Drive, Chevy Chase, Maryland 20815, owned of record 9.8% of the outstanding shares of the Fund; and Capital Cardiology Consultants Profit Sharing Plan, 1160 Vernum Street, N.E., Suite 100, Washington, D.C. 20017, owned of record 8.5% of the outstanding shares of the Fund.

     As of November 11, 1998, the Trustees and officers of the Trust as a group owned of record or beneficially 13.7% of the outstanding shares of the Fund.


CUSTODIAN
---------

     First Union Bank, 530 Walnut Street, Philadelphia, Pennsylvania 19101, serves as custodian to the Fund pursuant to a Custodian Agreement. As custodian, First Union acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds as instructed and maintains records in connection with its duties.

AUDITORS
--------


     PricewaterhouseCoopers  LLP, 100 East Broad Street,  Columbus,  Ohio 43215,
serves as independent certified public accountants to the Fund. PricewaterhouseCoopers performs an annual audit of the Fund's financial statements and advises the Fund as to certain accounting matters.


LEGAL COUNSEL
-------------

     Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Tenth Floor, Washington, D.C. 20036, serves as counsel to the Trust.

SECURITIES TRANSACTIONS
-----------------------


     Decisions to buy and sell securities for the Fund and the placing of the Fund's securities transactions and negotiation of commission rates where applicable are made by the Adviser and are subject to review by the Board of Trustees of the Trust. In the purchase and sale of portfolio securities, the Adviser seeks best execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. For the fiscal year ended September 30, 1998, the Fund paid brokerage commissions of $4,656.


     The Adviser is specifically authorized to select brokers who also provide brokerage and research services to the Fund and/or other accounts over which the Adviser exercises investment discretion and to pay such brokers a commission in excess of the commission another broker would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Fund and to accounts over which it exercises investment discretion.

     Research services include securities and economic analyses, reports on issuers' financial conditions and future business prospects, newsletters and opinions relating to interest trends, general advice on the relative merits of possible investment securities for the Fund and statistical services and information with respect to the availability of securities or purchasers or sellers of securities. Although this information is useful to the Fund and the Adviser, it is not possible to place a dollar value on it. Research services furnished by brokers through whom the Fund effects securities transactions may be used by the Adviser in servicing all of its accounts and not all such services may be used by the Adviser in connection with the Fund.

     The Adviser may aggregate purchase and sale orders for the Fund and its other clients if it believes such aggregation is consistent with its duty to seek best execution for the Fund and its other clients. The Adviser will not favor any advisory account over any other account, and each account that participates in an aggregated order will participate at the average share price for all transactions of the Adviser in that security on a given business day, with all transaction costs shared on a pro rata basis.

     CODE OF ETHICS. The Trust and the Adviser have each adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act of 1940. The Code significantly restricts the personal investing activities of all employees of the Adviser and, as described below, imposes additional, more onerous, restrictions on investment personnel of the Adviser. The Code requires that all employees of the Adviser preclear any personal securities transactions (with limited exceptions, such as U.S. Government obligations). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. In addition, no employee may purchase or sell any security which, at that time, is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by the Fund. The substantive restrictions applicable to investment personnel of the Adviser include a ban on acquiring any securities in an initial public offering. Furthermore, the Code provides for trading "blackout periods" which prohibit trading by investment personnel of the Adviser within periods of trading by the Fund in the same (or equivalent) security.

PORTFOLIO TURNOVER
------------------


     The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund. A 100% turnover rate would occur if all of the Fund's portfolio securities were replaced once within a one year period. For the fiscal year ended September 30, 1998, the Fund's portfolio turnover rate was 101%.


     Generally, the Fund intends to invest for long-term purposes. However, the rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when the Adviser believes that portfolio changes are appropriate.

CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE
----------------------------------------------------

     The share price (net asset value) and the public offering price (net asset value plus applicable sales load) of the shares of the Fund are determined as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time) on each day the Trust is open for business. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The Trust may also be open for business on other days in which there is sufficient trading in the Fund's portfolio securities that its net asset value might be materially affected. For a description of the methods used to determine the share price and the public offering price, see "Calculation of Share Price and Public Offering Price" in the Prospectus.

OTHER PURCHASE INFORMATION
--------------------------

     The Prospectus describes generally how to purchase shares of the Fund. Additional information with respect to certain types of purchases of shares of the Fund is set forth below.

     RIGHT OF ACCUMULATION. A "purchaser" (as defined in the Prospectus) of shares of the fund has the right to combine the cost or current net asset value (whichever is higher) of his existing shares of the Fund with the amount of his current purchases in order to take advantage of the reduced sales loads set forth in the tables in the Prospectus. The purchaser or his dealer must notify the Transfer Agent that an investment qualifies for a reduced sales load. The reduced sales load will be granted upon confirmation of the purchaser's holdings by the Transfer Agent.

     LETTER OF INTENT. The reduced sales loads set forth in the tables in the Prospectus may also be available to any "purchaser" (as defined in the Prospectus) of shares of the Fund who submits a Letter of Intent to the Transfer Agent. The Letter must state an intention to invest in the Fund within a thirteen month period a specified amount which, if made at one time, would qualify for a reduced sales load. A Letter of Intent may be submitted with a purchase at the beginning of the thirteen month period or within ninety days of the first purchase under the Letter of Intent. Upon acceptance of this Letter, the purchaser becomes eligible for the reduced sales load applicable to the level of investment covered by such Letter of Intent as if the entire amount were invested in a single transaction.

     The Letter of Intent is not a binding obligation on the purchaser to purchase, or the Fund to sell, the full amount indicated. During the term of a Letter of Intent, shares representing 5% of the intended purchase will be held in escrow. These shares will be released upon the completion of the intended investment. If the Letter of Intent is not completed during the thirteen month period, the applicable sales load will be adjusted by the redemption of sufficient shares held in escrow, depending upon the amount actually purchased during the period. The minimum initial investment under a Letter of Intent is $10,000.

     A ninety-day backdating period can be used to include earlier purchases at the purchaser's cost (without a retroactive downward adjustment of the sales load). The thirteen month period would then begin on the date of the first purchase during the ninety-day period. No retroactive adjustment will be made if purchases exceed the amount indicated in the Letter of Intent. The purchaser or his dealer must notify the Transfer Agent that an investment is being made pursuant to an executed Letter of Intent.

     OTHER INFORMATION. The Fund does not impose a sales load or imposes a reduced sales load in connection with purchases of shares of the Fund made under the reinvestment privilege or the purchases described in the "Reduced Sales Load" or "Purchases at Net Asset Value" sections in the Prospectus because such purchases require minimal sales effort by the Underwriter. Purchases described in the "Purchases at Net Asset Value" section may be made for investment only, and the shares may not be resold except through redemption by or on behalf of the Fund.

TAXES
-----

     The Fund intends to qualify annually for the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it does not pay federal taxes on income and capital gains distributed to shareholders. To so qualify the Fund must, among other things, (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currency, or certain other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in stock, securities or currencies and (ii) diversify its holdings so that at the end of each quarter of its taxable year the following two conditions are met: (a) at least 50% of the value of the Fund's total assets is represented by cash, U.S. Government securities, securities of other regulated investment companies and other securities (for this purpose such other securities will qualify only if the Fund's investment is limited in respect to any issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer) and (b) not more than 25% of the value of the Fund's assets is invested in securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies).

     The Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction.

     A federal excise tax at the rate of 4% will be imposed on the excess, if any, of the Fund's "required distribution" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its net capital gains recognized during the one year period ending on October 31 of the calendar year plus undistributed amounts from prior years. The Fund intends to make distributions sufficient to avoid imposition of the excise tax.

     The Trust is required to withhold and remit to the U.S. Treasury a portion (currently 31%) of dividend income on any account unless the shareholder provides a taxpayer identification number and certifies that such number is correct and that the shareholder is not subject to backup withholding or demonstrates an exemption from withholding.

REDEMPTION IN KIND
------------------

     Under unusual circumstances, when the Board of Trustees deems it in the best interests of the Fund's shareholders, the Fund may make payment for shares repurchased or redeemed in whole or in part in securities of the Fund taken at current value. If any such redemption in kind is to be made, the Fund intends to make an election pursuant to Rule 18f-1 under the Investment Company Act of 1940. This election will require the Fund to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90 day period for any one shareholder. Should payment be made in securities, the redeeming shareholder will generally incur brokerage costs in converting such securities to cash. Portfolio securities which are issued in an in-kind redemption will be readily marketable.

HISTORICAL PERFORMANCE INFORMATION
----------------------------------

     From time to time, the Fund may advertise average annual total return. Average annual total return quotations will be computed by finding the average annual compounded rates of return over 1, 5 and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                         n
                                P (1 + T)  = ERV
Where:

         P =   a hypothetical initial payment of $1,000
         T =   average annual total return
         n =   number of years
         ERV = ending redeemable value of a hypothetical  $1,000 payment made at the beginning of the 1, 5 and 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof)

     The calculation of average annual total return assumes the reinvestment of all dividends and distributions. If the Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated. The average annual total returns of the Fund for the periods ended September 30, 1998 are as follows:


               1 year                                     -4.55%
               Since inception (November 15, 1996)        11.65%

     The Fund may also advertise total return (a "nonstandardized quotation") which is calculated differently from average annual total return. A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. This computation does not include the effect of the applicable initial sales charge which, if included, would reduce total return. A nonstandardized quotation may also indicate average annual compounded rates of return without including the effect of the applicable initial sales charge or over periods other than those specified for average annual total return. A nonstandardized quotation of total return will always be accompanied by the Fund's average annual total return as described above. The Fund's total returns (excluding the effect of applicable sales charges) for the one year period ended September 30, 1998 and since its inception on November 15, 1996 through September 30, 1998 are -0.57% and 28.06%, respectively.


     The performance quotations described above are based on historical earnings and are not intended to indicate future performance.

     To help investors better evaluate how an investment in the Fund might satisfy their investment objective, advertisements regarding the Fund may discuss various measures of Fund performance, including current performance ratings and/or rankings appearing in financial magazines, newspapers and publications which track mutual fund performance. Advertisements may also compare performance (using the calculation methods set forth in the Prospectus) to performance as reported by other investments, indices and averages. When advertising current ratings or rankings, the Fund may use the following publications or indices to discuss or compare Fund performance:

     Lipper Mutual Fund Performance Analysis measures total return and average current yield for the mutual fund industry and ranks individual mutual fund performance over specified time periods assuming reinvestment of all distributions, exclusive of sales loads. The Fund may provide comparative performance information appearing in the Lipper growth funds category. In addition, the Fund may use comparative performance information of relevant indices, including the S&P 500 Index and the Dow Jones Industrial Average. The S&P 500 Index is an unmanaged index of 500 stocks, the purpose of which is to portray the pattern of common stock price movement. The Dow Jones Industrial Average is a measurement of general market price movement for 30 widely held stocks listed on the New York Stock Exchange.

     In assessing such comparisons of performance an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Fund's portfolio, that the averages are generally unmanaged and that the items included in the calculations of such averages may not be identical to the formula used by the Fund to calculate its performance.

FINANCIAL STATEMENTS
--------------------

     The audited financial statements for the Fund as of September 30, 1998 are attached to this Statement of Additional Information.

     The Fund's Prospectus and this Statement of Additional Information do not contain all of the information set forth in the Trust's Registration Statement and related forms as filed with the Securities and Exchange Commission. The Registration Statement and related forms may be inspected at the Public Reference Room of the Commission, 450 Fifth Street, N.W., Room 1024, Washington, D.C. 20549, and copies thereof may be obtained from the Commission at prescribed rates.

--------------------------------------------------------------------------------

                          PROFIT FUNDS INVESTMENT TRUST
                          -----------------------------

                                PROFIT VALUE FUND
                                -----------------

                                  ANNUAL REPORT
                               September 30, 1998


       INVESTMENT ADVISER                                 ADMINISTRATOR
       ------------------                                 -------------
 INVESTOR RESOURCES GROUP, LLC                   COUNTRYWIDE FUND SERVICES, INC.
8720 Georgia Avenue, Suite 808                            P.O. Box 5354
 Silver Spring, Maryland 20910                     Cincinnati, Ohio 45201-5354
                                                          1.888.744.2337

--------------------------------------------------------------------------------

                                  Profit Funds
                                     [LOGO]
                                Investment Trust

LETTER TO SHAREHOLDERS                                         PROFIT VALUE FUND
September 30, 1998


Dear Profit Value Fund Shareholder:

     At Profit Funds, we are committed to helping you pursue your financial goals, whether it's saving for retirement, paying for college tuition, buying a home, or building your own business. Our investment philosophy is that, over the long term, the most promising investment opportunities can be found among large financially sound companies, which at the time of investment, show an attractive valuation discount relative to their peers.

     Profit Value Fund is a growth mutual fund that seeks long-term total return by investment primarily in established, larger capitalization companies (i.e. companies having a market capitalization exceeding $1 billion) that are attractive relative to their peers. During the fiscal year covered by this report, the performance of traditional "value" stocks lagged significantly behind the S&P 500 Index.

     In its second year of operations, the Profit Value Fund performed competitively and gained many new investors. The Fund and its portfolio manager continue to receive positive media coverage, being featured in numerous national publications. The Fund's transition to Countrywide Fund Services proceeded smoothly and during the year they took over the administration and fund accounting functions previously delegated to SEI Fund Resources, and the transfer agent functions from Boston Financial Data Services. We are excited about these changes and how they are enhancing our level of service to the Fund. The improvements have already begun to increase our operational efficiency as well as decrease the overall operational expenses of the Fund. The Fund's core operational costs of transfer agency, administration and fund accounting functions have decreased to a minimum of $48,000 annually from $91,000. Shareholders are also benefiting from improved statements and 24-hour automated shareholder and NAV information.

     For the fiscal year ended September 30, 1998, the Profit Value Fund closed at a net asset value of $12.66 per share for a total return of (0.57%) as compared to an S&P 500 total return of 9.05% and a Lipper Growth and Income average of (1.08%). The Fund's performance reflects its outperformance compared to its value oriented growth & income competitors during the fiscal year, although it fell below the return of the S&P 500. During the period, advances in the equity market were very narrow, led by a sector by sector rotation of the top large momentum stocks, pushing the S&P 500 Index to historically high valuations. In this type of market environment, traditional "value" stocks get beaten up and fail to keep pace; however, management expects this severe disparity to dissipate and that value stocks will outperform the market averages as the

--------------------------------------------------------------------------------
            8720 Georgia Avenue, Suite 808 . Silver spring, MD 20910
                        301-650-0059 . FAX 302-650-0608
                           http://www.profitfunds.com
advance broadens out. When the market declined sharply during the 3rd quarter from its peaks, the Profit Value Fund lost 8.1%, compared to a S&P 500 Index loss of 10.0% and a Lipper Growth & Income average loss of 12.5%. We believe one of the catalysts for the market improvement over the next fiscal year will be the result of a change in Federal Reserve policy to increasing liquidity in the financial markets through a reduction in the discount rate. We remain convinced that the global uncertainty caused by the slowdown in Asia does not represent a major threat over the near term to the positive investment environment of low inflation, expanding corporate profitability, and increased efficiencies, in the domestic market, but we will remain vigilant for any unexpected shocks to the current economy.

     Investor Resources Group ("IRG") continues to manage the portfolio as conditions warrant. The turnover ratio of the portfolio was higher than normal due to repositioning the portfolio to reflect IRG's style of management.
Specifically, the addition of EMC, Compaq, Intel, Computer Associates, Microsoft, America Online, and Sun Microsystems should place the Fund in a good position to benefit from the next run in technology, which management believes has already begun to occur. Additionally IRG has added four healthcare related companies (Merck, Pfizer, Amgen, and Medtronics) and four financial services companies (Countrywide Credit, Legg Mason, Marsh & McClennan, and T. Rowe Price). We also initiated positions in Nike, Univision, Eastman Kodak, Sunrise Assisted Living, and Geotel Communications and we accepted the tender offer of the Limited Corporation for shares of Abercrombie & Fitch.

     Regardless of the direction the markets take in the coming years, we believe that The Profit Value Fund will continue to offer an attractive investment opportunity for individual and institutional investors. We continue to evaluate companies in a prudent and cautious manner, seeking companies that represent good valuations relative to their industry and competitors that are not dependent upon an excessive upward market trend.

     We urge shareholders to take a similar approach. That is, invest for the long run, avoid the temptation to "time" your investment based on market predictions, and diversify among stocks, bonds, and mutual funds based on your individual needs and time horizons. Finally, invest on a consistent basis, regardless of whether the markets are up or down.

     We would like to take this opportunity to express our sincere appreciation to our valued and growing family of shareholders, for your continued support of and confidence in the Profit Value Fund. We look forward to serving your investment needs for many years to come.

Sincerely,

/s/ Eugene A. Profit

Eugene A. Profit
President

                               PROFIT VALUE FUND
        Comparison of the Change in Value of a $10,000 Investment in the
          Profit Value Fund and the Standard & Poor's (S&P) 500 Index

           S&P 500 INDEX:                             PROFIT VALUE FUND:
           --------------                             ------------------
       DATE           BALANCE                       DATE            BALANCE
       ----           -------                       ----            -------
     11/15/96          10,000                     11/15/96           10,000
     12/31/96          10,092                     12/31/96           10,240
     03/31/97          10,363                     03/31/97           10,430
     06/30/97          12,172                     06/30/97           11,650
     09/30/97          13,084                     09/30/97           12,880
     12/31/97          13,459                     12/31/97           12,655
     03/31/98          15,337                     03/31/98           13,778
     06/30/98          15,843                     06/30/98           13,929
     09/30/98          14,267                     09/30/98           12,806

                         -----------------------------
                               Profit Value Fund
                          Average Annual Total Return

                          1 Year     Since Inception*
                          ------     ----------------
                          (0.57)%         14.10%
                         -----------------------------

       * Initial public offering of shares commenced on November 15, 1996.

PROFIT VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1998
================================================================================
ASSETS
Investment securities:
     At acquisition cost                                             $ 1,488,933
                                                                     ===========
     At market value (Note 1)                                        $ 1,756,705
Dividends receivable                                                       2,148
Receivable for capital shares sold                                         4,800
Receivable for securities sold                                           155,012
Receivable from Adviser                                                  111,589
Organization costs, net (Note 1)                                          73,114
Other assets                                                              11,131
                                                                     -----------
     TOTAL ASSETS                                                      2,114,499
                                                                     -----------
LIABILITIES
Bank overdraft                                                            82,115
Payable to affiliates (Note 3)                                             4,000
Other accrued expenses and liabilities                                    12,252
                                                                     -----------
     TOTAL LIABILITIES                                                    98,367
                                                                     -----------

NET ASSETS                                                           $ 2,016,132
                                                                     ===========
Net assets consist of:
Paid-in capital                                                      $ 1,744,953
Accumulated net realized gains from security transactions                  3,407
Net unrealized appreciation on investments                               267,772
                                                                     -----------
Net assets                                                           $ 2,016,132
                                                                     ===========
Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value)                            159,211
                                                                     ===========
Net asset value, offering price and
   redemption price per share (Note 1)                               $     12.66
                                                                     ===========

See accompanying notes to financial statements.

PROFIT VALUE FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 1998
================================================================================
INVESTMENT INCOME
     Dividend income                                                 $   37,526
     Interest income                                                      1,006
                                                                     ----------
          TOTAL INVESTMENT INCOME                                        38,532
                                                                     ----------
EXPENSES
     Administration and accounting fees (Note 3)                         44,959
     Professional fees                                                   27,622
     Investment advisory fees (Note 3)                                   27,115
     Transfer agent fees (Note 3)                                        25,474
     Organization expense (Note 1)                                       23,660
     Trustees' fees and expenses                                          8,847
     Insurance expense                                                    8,438
     Registration fees                                                    7,908
     Postage and supplies                                                 6,885
     Reports to shareholders                                              5,478
     Custodian fees                                                       1,940
     Distribution expense (Note 3)                                        1,236
     Other expenses                                                       1,092
                                                                     ----------
          TOTAL EXPENSES                                                190,654
     Fees waived and expenses reimbursed by the Adviser (Note 3)       (148,220)
                                                                     ----------
          NET EXPENSES                                                   42,434
                                                                     ----------

NET INVESTMENT LOSS                                                      (3,902)
                                                                     ----------
REALIZED AND UNREALIZED GAINS (LOSSES)
     ON INVESTMENTS
     Net realized gains from security transactions                        3,421
     Net change in unrealized appreciation/depreciation
        on investments                                                  (34,188)
                                                                     ----------
NET REALIZED AND UNREALIZED
     LOSS ON INVESTMENTS                                                (30,767)
                                                                     ----------
NET DECREASE IN NET ASSETS FROM
     OPERATIONS                                                      $  (34,669)
                                                                     ==========

See accompanying notes to financial statements.

PROFIT VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS ENDED SEPTEMBER 30, 1998 AND 1997
================================================================================

                                                                          Year          Period
                                                                          Ended          Ended
                                                                      September 30,  September 30,
                                                                          1998          1997 (a)
-------------------------------------------------------------------------------------------------
FROM OPERATIONS:
      Net investment income (loss)                                     $    (3,902)   $    11,364
      Net realized gains from security transactions                          3,421          8,333
      Net change in unrealized appreciation/depreciation
         on investments                                                    (34,188)       301,960
                                                                       -----------    -----------
Net increase (decrease) in net assets from operations                      (34,669)       321,657
                                                                       -----------    -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
      Dividends from net investment income                                 (13,477)            --
      Distributions from net realized gains                                 (8,347)            --
                                                                       -----------    -----------
Decrease in net assets from distributions to shareholders                  (21,824)            --
                                                                       -----------    -----------
FROM CAPITAL SHARE TRANSACTIONS:
      Proceeds from shares sold                                            979,553      1,674,905
      Net asset value of shares issued in
          reinvestment of distributions to shareholders                     21,756             --
      Payments for shares redeemed                                        (938,460)       (86,786)
                                                                       -----------    -----------
Net increase in net assets from capital share transactions                  62,849      1,588,119
                                                                       -----------    -----------

TOTAL INCREASE IN NET ASSETS                                                 6,356      1,909,776

NET ASSETS:
      Beginning of period                                                2,009,776        100,000
                                                                       -----------    -----------
      End of period                                                    $ 2,016,132    $ 2,009,776
                                                                       ===========    ===========

UNDISTRIBUTED NET INVESTMENT INCOME                                    $        --    $    11,364
                                                                       ===========    ===========
CAPITAL SHARE ACTIVITY:
      Shares sold                                                           73,832        153,642
      Shares issued in reinvestment of distributions to shareholders         1,766             --
      Shares redeemed                                                      (72,439)        (7,590)
                                                                       -----------    -----------
          Net increase in shares outstanding                                 3,159        146,052
      Shares outstanding, beginning of period                              156,052         10,000
                                                                       -----------    -----------
      Shares outstanding, end of period                                    159,211        156,052
                                                                       ===========    ===========

(a) Represents the period from the initial public offering of shares (November 15, 1996) through September 30, 1997.

See accompanying notes to financial statements.

PROFIT VALUE FUND
FINANCIAL HIGHLIGHTS
================================================================================

                                                                       Year          Period
                                                                      Ended           Ended
                                                                   September 30,   September 30,
                                                                       1998          1997 (a)
---------------------------------------------------------------------------------------------
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
   Net asset value at beginning of period                           $   12.88       $   10.00
                                                                    ---------       ---------
   Income (loss) from investment operations:
        Net investment income (loss)                                    (0.02)           0.07
        Net realized and unrealized gains (losses) on investments       (0.06)           2.81
                                                                    ---------       ---------
   Total from investment operations                                     (0.08)           2.88
                                                                    ---------       ---------
   Less distributions:
        Dividends from net investment income                            (0.09)             --
        Distributions from net realized gains                           (0.05)             --
                                                                    ---------       ---------
   Total distributions                                                  (0.14)             --
                                                                    ---------       ---------

   Net asset value at end of period                                 $   12.66       $   12.88
                                                                    =========       =========
RATIOS AND SUPPLEMENTAL DATA:

   Total return                                                        (0.57%)         28.80%(c)
                                                                    =========       =========

   Net assets at end of period (000's)                              $   2,016       $   2,010
                                                                    =========       =========

   Ratio of expenses to average net assets (b)                          1.95%           1.95%(d)

   Ratio of net investment income (loss) to average net assets         (0.18%)          1.19%(d)

   Portfolio turnover rate                                               101%             10%(d)
---------------------------------------------------------------------------------------------

(a) Represents the period from the initial public offering of shares (November 15, 1996) through September 30, 1997.

(b) Absent fee waivers and expense reimbursements by the Adviser, the ratios of expenses to average net assets would have been 8.79% and 18.57% (d) for the periods ended September 30, 1998 and 1997, respectively (Note 3).

(c)  Not annualized.

(d)  Annualized.

See accompanying notes to financial statements.

PROFIT VALUE FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------
                                                                        MARKET
COMMON STOCKS - 87.1%                                    SHARES          VALUE
--------------------------------------------------------------------------------
BASIC & SPECIALTY CHEMICALS - 3.0%
Dow Chemical Co.                                           720      $     61,515
                                                                    ------------
CONSUMER STAPLES - 3.8%
Eastman Kodak Co.                                        1,000            77,312
                                                                    ------------
ELECTRIC UTILITIES - 3.6%
Southern Co.                                             2,460            72,416
                                                                    ------------
ENERGY & RESOURCES - 4.7%
Exxon Corp.                                                800            56,150
Mobil Corp.                                                500            37,969
                                                                    ------------
                                                                          94,119
                                                                    ------------
FINANCIAL & INSURANCE - 13.8%
American General Corp.                                   1,375            87,828
Countrywide Credit Industries, Inc.                      1,000            41,625
Legg Mason, Inc.                                         2,000            52,625
Marsh & McLennan Co., Inc.                                 750            37,313
T. Rowe Price Associates, Inc.                           2,000            58,750
                                                                    ------------
                                                                         278,141
                                                                    ------------
HEALTHCARE - 9.7%
Amgen, Inc.*                                               700            52,894
Merck & Co., Inc.                                          700            90,694
Pfizer, Inc.                                               500            52,969
                                                                    ------------
                                                                         196,557
                                                                    ------------
MEDICAL INSTRUMENTS - 2.9%
Medtronic, Inc.                                          1,000            57,875
                                                                    ------------
PAPER PRODUCTS - 2.3%
International Paper Co.                                  1,000            46,625
                                                                    ------------
RETAILING - 9.7%
Abercrombie & Fitch Co.*                                 1,775            78,100
Nike, Inc.                                               1,000            36,813
Wal-Mart Stores, Inc.                                    1,500            81,937
                                                                    ------------
                                                                         196,850
                                                                    ------------
RETIREMENT/AGED CARE - 1.7%
Sunrise Assisted Living, Inc.*                           1,000            34,312
                                                                    ------------

PROFIT VALUE FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------
                                                                        MARKET
COMMON STOCKS - 87.1%                                    SHARES          VALUE
--------------------------------------------------------------------------------
TECHNOLOGY - 24.0%
America Online, Inc.*                                      600      $     66,750
Compaq Computer Corp.                                    2,000            63,250
Computer Associates International, Inc.                  1,000            37,000
EMC Corp.*                                               2,000           114,375
Intel Corp.                                              1,000            85,750
Microsoft Corp.*                                           600            66,037
Sun Microsystems, Inc.*                                  1,000            49,813
                                                                    ------------
                                                                         482,975
                                                                    ------------
TELECOMMUNICATIONS - 6.4%
AT&T Corp.                                               1,275            74,508
GeoTel Communications Corp.*                             2,000            53,750
                                                                    ------------
                                                                         128,258
                                                                    ------------
TELEVISION - 1.5%
Univision Communications, Inc. - Class A*                1,000            29,750
                                                                    ------------

TOTAL COMMON STOCKS                                                 $  1,756,705
     (Cost $1,488,933)

OTHER ASSETS IN EXCESS OF LIABILITIES - 12.9%                            259,427
                                                                    ------------

NET ASSETS - 100.0%                                                 $  2,016,132
                                                                    ============

* Non-income producing security.

See accompanying notes to financial statements.

PROFIT VALUE FUND
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1998

1.   SIGNIFICANT ACCOUNTING POLICIES

The Profit Value Fund (the Fund) is a diversified series of Profit Funds Investment Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940. The Trust was organized as a Massachusetts business trust on June 14, 1996. The public offering of shares of the Fund commenced on November 15, 1996. The Fund had no operations prior to the public offering of shares except for the initial issuance of shares.

The Fund seeks long-term total return, consistent with the preservation of capital and maintenance of liquidity, by investing primarily in the common stock of established, larger capitalization companies (i.e. companies having a market capitalization exceeding $1 billion). Dividend income is only an incidental consideration to the Fund's investment objective.

The following is a summary of the Fund's significant accounting policies:

Securities valuation -- The Fund's portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the closing sales price or, if not traded on a particular day, at the closing bid price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures established by and under the general supervision of the Board of Trustees.

Repurchase agreements -- Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost, which, together with accrued interest, approximates market. At the time the Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

Share valuation -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share of the Fund is equal to the net asset value per share.

Investment income -- Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

Distributions to shareholders -- Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year. Dividends from net investment income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are valued on a specific identification basis.

PROFIT VALUE FUND
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1998

Organization costs -- Costs incurred by the Fund in connection with its organization and registration of shares, net of certain expenses, have been capitalized and are being amortized on a straight-line basis over a five year period beginning with the commencement of operations. In the event any of the initial shares of the Fund are redeemed during the amortization period, the redemption proceeds will be reduced by a pro rata portion of any unamortized organization costs in the same proportion as the number of initial shares being redeemed bears to the number of initial shares of the Fund outstanding at the time of redemption. As of September 30, 1998, unamortized organaization costs of $73,114 were scheduled to be amortized over a remaining 37 months.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code (the Code) available to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

As of September 30, 1998, net unrealized appreciation on investments was $267,772 for federal income tax purposes, of which $322,895 related to appreciated securities and $55,123 related to depreciated securities based on a federal income tax cost basis of $1,488,933.

Reclassification of capital accounts -- As of September 30, 1998, the Fund had an accumulated net investment loss of $6,015 which was reclassified to paid-in capital on the Statement of Assets and Liabilities. The reclassification, a result of permanent differences between financial statement and income tax reporting requirements, had no effect on the Fund's net assets or net asset value per share.

2.   INVESTMENT TRANSACTIONS

During the year ended September 30, 1998, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $1,996,695 and $2,118,554, respectively.

3.   TRANSACTIONS WITH AFFILIATES

The President of the Trust is also the President of Investor Resources Group, LLC (the Adviser). Certain other trustees and officers of the Trust are also officers of the Adviser, or of Countrywide Fund Services, Inc. (CFS), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Trust, or of CW Fund Distributors, Inc., the principal underwriter for the Fund and exclusive agent for the distribution of shares of the Fund.

PROFIT VALUE FUND
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1998

INVESTMENT ADVISORY AGREEMENT
The Fund's investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. The Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of average daily net assets of the Fund.

The Adviser currently intends to voluntarily waive its investment advisory fees and reimburse the Fund for expenses incurred to the extent necessary to limit total operating expenses of the Fund to 1.95% of the Fund's average daily net assets. Accordingly, the Adviser waived its investment advisory fees of $27,115 and reimbursed the Fund for $121,105 of other operating expenses during the year ended September 30, 1998. Subsequent to September 30, 1998, the Adviser paid all such expense reimbursements due to the Fund.

ADMINISTRATION AND ACCOUNTING SERVICES AGREEMENTS
Under the terms of an Administration Agreement effective January 12, 1998, CFS supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services for the Fund. CFS supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. For these services, CFS receives a monthly fee at an annual rate of 0.15% of the Fund's average daily net assets up to $25 million; 0.125% of such net assets between $25 million and $50 million; and 0.10% of such net assets in excess of $50 million, subject to a minimum monthly fee of $1,000. During the year ended September 30, 1998, CFS earned $9,000 of administration fees under the Administration Agreement.

Under the terms of an Accounting Services Agreement effective January 12, 1998, CFS calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, CFS receives a fee, based on current asset levels, of $2,000 per month from the Fund. During the year ended September 30, 1998, CFS earned $18,000 of accounting fees under the Accounting Services Agreement. In addition, the Fund reimburses CFS for out-of-pocket expenses related to the pricing of the Fund's portfolio securities.

Prior to January 12, 1998, the Fund was party to a Fund Accounting and Administration Agreement with SEI Fund Resources (SEI) under which these services were performed by SEI at a fee, equal on an annual basis, to the greater of (i) 0.15% of the Fund's average daily net assets up to $50 million; 0.125% on the next $50 million of such net assets; and 0.10% of such net assets over $100 million, or (ii) $65,000.

TRANSFER AGENT AGREEMENT
Under the terms of a Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement effective July 31, 1998, CFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, CFS receives a monthly fee at an annual rate of $17.00 per shareholder account from the Fund, subject to a $1,000 minimum monthly fee. During the year ended September 30, 1998, CFS earned $2,000 of transfer agent fees under the Transfer Agent Agreement. In addition, the Fund reimburses CFS for out-of-pocket expenses including, but not limited to, postage and supplies.

Prior to July 31, 1998, the Fund was party to a Transfer Agent and Shareholder Service Agreement with State Street Bank and Trust Company under which these services were performed by Boston Financial Data Services, Inc., a subsidiary of State Street Bank and Trust Company.

PROFIT VALUE FUND
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1998

DISTRIBUTION PLAN
The Fund has adopted a Plan of Distribution (the Plan) under which the Fund may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of Fund shares. The annual limitation for payment of such expenses under the Plan is 0.25% of the Fund's average daily net assets. The Fund incurred distribution expenses of $1,236 under the Plan during the year ended September 30, 1998.

To the Shareholders and Trustees of
  the Profit Funds Investment Trust:

In our opinion, the accompanying statement of asset and liabilities, including the portfolio of investments, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Profit Value Fund at September 30, 1998, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

                                                  /s/ PricewaterhouseCoopers LLP

Columbus, Ohio
November 24, 1998

                          PROFIT FUNDS INVESTMENT TRUST
                          -----------------------------

PART C:   OTHER INFORMATION
          -----------------

Item 24.  Financial Statements and Exhibits
--------  ---------------------------------

          (a)  (i)  Financial Statements included in Part A:


                    Financial Highlights for Periods Ended September 30, 1998 and 1997

               (ii) Financial Statements included in Part B:

                    Statement of Assets and Liabilities, September 30, 1998

                    Statement of Operations for Year Ended September 30, 1998

                    Statements of Changes in Net Assets for Periods Ended September 30, 1998 and 1997

                    Financial Highlights for Periods ended September 30, 1998 and 1997

                    Portfolio of Investments, September 30, 1998

                    Notes to Financial Statements

                    Report of Independent Public Accountants


          (b)  Exhibits

               (1)       Declaration of Trust*

               (2)       By-Laws*

               (3)       Inapplicable

               (4)       Inapplicable


               (5) Form of Management Agreement with Investor Resources Group, LLC*


               (6)(i)    Underwriting  Agreement with  Countrywide  Investments,
                         Inc.*


                  (ii)   Agreement To Transfer Underwriting Contract*


               (7)       Inapplicable

               (8)       Custody Agreement*

               (9)(i)    Administration    Agreement   with   Countrywide   Fund
                         Services, Inc.*

                  (ii) Accounting Services Agreement with Countrywide Fund Services, Inc.*


                  (iii) Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement with Countrywide Fund Services, Inc.*


               (10)      Opinion and Consent of Counsel*


               (11)      Consent of Independent Accountants


               (12)      Inapplicable

               (13)      Agreement Relating to Initial Capital*

               (14)      Inapplicable

               (15)      Plan of Distribution Pursuant to Rule 12b-1*

               (16)      Inapplicable


               (17)      Financial Data Schedule


               (18)      Inapplicable

--------------------------------------
*    Incorporated  herein  by  reference  to  this  Registration   Statement  as
     originally filed with the Securities and Exchange Commission or as subsequently amended.

Item 25.  Persons Controlled by or Under Common Control with the Fund.
--------  ------------------------------------------------------------

          No person is directly or indirectly controlled by or under common control with the Registrant.

Item 26.  Number of Holders of Securities.
--------  --------------------------------


          As of October 31, 1998 there are 246 holders of shares of beneficial interest of the Registrant.


Item 27.  Indemnification.
--------  ----------------

          Article VII of the Registrant's Declaration of Trust, incorporated herein by reference, provides for the indemnification of officers and Trustees. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers, employees and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, employee or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer, employee or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

          The Registrant maintains a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy provides coverage to the Registrant, its Trustees and officers, and Investor Resources Group, LLC (the "Adviser"). Coverage under the policy will include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

          The Management Agreement with the Adviser provides that the Adviser shall not be liable for any action taken, omitted or suffered to be taken by it in its reasonable judgment, in good faith and believed by it to be authorized or within the discretion or rights or powers conferred upon it by this Agreement, or in accordance with (or in the absence of) specific directions or instructions from the Trust, provided, however, that such acts or omissions shall not have resulted from the Adviser's willful misfeasance, bad faith or gross negligence, a violation of the standard of care established by and applicable to the Adviser in its actions under the Agreement or breach of its duty or of its obligations thereunder.

          The Underwriting Agreement provides that the Underwriter, its directors, officers, employees, shareholders and control persons shall not be liable for any error of judgment or mistake of law or for any loss suffered by Registrant in connection with the matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of any of such persons in the performance of Underwriter's duties or from the reckless disregard by any of such persons of

          Underwriter's obligations and duties under the Agreement. Registrant will advance attorneys' fees or other expenses incurred by any such person in defending a proceeding, upon the undertaking by or on behalf of such person to repay the advance if it is ultimately determined that such person is not entitled to indemnification.

Item 28.  Business and Other Connections of the Investment Adviser
--------  --------------------------------------------------------

          (a)  The  Adviser  is  a  registered  investment  adviser,   providing
               investment advisory services to the Registrant.

          (b) The directors and officers of the Adviser and any other business, profession, vocation or employment of a substantial nature engaged in at any time during the past two years:

               (i) Eugene A. Profit - President and Chief Executive Officer, Investor Resources Group (February, 1996 to Present).

               (ii) Dr.  Joseph  A.  Quash -  Chairman  of the  Board,  Investor
                    Resources Group. Cardiologist, Capital Cardiology Group, Washington, D.C. 1976 to Present).

Item 29.  Principal Underwriters
--------  ----------------------

          (a) CW Fund Distributors, Inc. (the "Distributor") also acts as principal underwriter for other open- end investment companies:
               Atalanta/Sosnoff Investment Trust, Bowes Investment Trust, The Caldwell & Orkin Funds, Inc., Brundage, Story and Rose Investment Trust, Firsthand Funds, the Lake Shore Family of Funds, UC Investment Trust, The Winter Harbor Fund and The James Advantage Funds.

          (b) The following list sets forth the directors and executive officers of the Distributor. Unless otherwise noted with an asterisk(*), the address of the persons named below is 312 Walnut Street, Cincinnati, Ohio 45202.

               *The   address  is  4500  Park  Granada   Boulevard,   Calabasas,
               California 91302.

                                          Position                  Position
                                          with                      with
               Name                       Distributor               Registrant
               ----                       -----------               ----------

               *Angelo R. Mozilo          Chairman of               None
                                          the Board/
                                          Director

               *Andrew S. Bielanski       Director                  None

               *Thomas H. Boone           Director                  None

               *Marshall M. Gates         Director                  None

               Robert H. Leshner          Vice Chairman/            None
                                          Director

               Robert G. Dorsey           President                 Vice
                                                                    President

               Maryellen Peretzky         Vice President            None

               John F. Splain             Vice President,           Secretary
                                          Secretary and
                                          General Counsel

               M. Kathleen Leugers        Vice President            None

               Mark J. Seger              Vice President            Treasurer

               Terrie A. Wiedenheft       Treasurer                 None

          (c)  Inapplicable

Item 30.  Location of Accounts and Records.
--------  ---------------------------------

          Accounts,  books and other  documents  required  to be  maintained  by
          Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at its offices located at 8720 Georgia Avenue, Suite 808, Silver Spring, Maryland 20910 as well as at the offices of the Registrant's administrator and transfer agent located at 312 Walnut Street, 21st Floor, Cincinnati, Ohio 45202.


Item 31.  Management Services Not Discussed in Parts A or B.
--------  --------------------------------------------------

          Not Applicable

Item 32.  Undertakings.
--------  -------------

          (a)  Inapplicable

          (b)  Inapplicable

          (c) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

          (d) The Registrant undertakes to call a meeting of shareholders, if requested to do so by holders of at least 10% of the Fund's outstanding shares, for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES
                                   ----------

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Silver Spring, and State of Maryland, on the 30th day of November, 1998.


                                        PROFIT FUNDS INVESTMENT TRUST

                                        By:/s/ Eugene A. Profit
                                           --------------------
                                           Eugene A. Profit
                                           President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

   Signature                  Title             Date


/s/ Eugene A. Profit          President         November 30, 1998
-----------------------       and Trustee
Eugene A. Profit


/s/ Mark J. Seger             Treasurer         Novemeber 30, 1998
-----------------------
Mark J. Seger


-----------------------       Trustee
Larry E. Jennings, Jr.*


-----------------------       Trustee           By: /s/ John F. Splain
Robert M. Milanicz*                                 ------------------
                                                    John F. Splain
                                                    Attorney-in-Fact*
-----------------------       Trustee               November 30, 1998
Joseph A. Quash*


-----------------------       Trustee
Deborah Owens*

                                INDEX TO EXHIBITS

(1)       Declaration of Trust*

(2)       By-Laws*

(3)       Inapplicable

(4)       Inapplicable

(5)       Form of Management Agreement with Investor Resources Group, LLC*

(6)(i)    Underwriting Agreement with Countrywide Investments, Inc.*

   (ii)   Agreement to Transfer Underwriting Contract*

(7)       Inapplicable

(8)       Custody Agreement*

(9)(i)    Administration Agreement with Countrywide Fund Services, Inc.*

   (ii)   Accounting Services Agreement with Countrywide Fund Services, Inc.*

   (iii) Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement with Countrywide Fund Services, Inc.*

(10)      Opinion and Consent of Counsel*

(11)      Consent of Independent Accountants

(12)      Inapplicable

(13)      Agreement Relating to Initial Capital*

(14)      Inapplicable

(15)      Plan of Distribution Pursuant to Rule 12b-1*

(16)      Inapplicable

(17)      Financial Data Schedule

(18)      Inapplicable

----------------------------

*    Incorporated  herein  by  reference  to  this  Registration   Statement  as
     originally filed with the Securities and Exchange commission or as subsequently amended.